                              MUNDER SERIES TRUST

                       MUNDER U.S. GOVERNMENT INCOME FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                 (800) 468-6337

                        SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD AUGUST 11, 2005

Dear Shareholder:

     Please take note that a SPECIAL MEETING OF SHAREHOLDERS OF THE MUNDER U.S. GOVERNMENT INCOME FUND, a separate series of MUNDER SERIES TRUST ("Trust"), will be held on Thursday, August 11, 2005, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, at 10:00 a.m., Eastern time ("Meeting").

     At the Meeting, shareholders of the Munder U.S. Government Income Fund ("U.S. Government Fund") will be asked to consider a proposal that the U.S. Government Fund be reorganized with and into the Munder Bond Fund ("Bond Fund"), a separate series of the Trust, to seek potential economies of scale and to eliminate certain costs of running the Funds separately. If shareholders of the U.S. Government Fund approve the Agreement and Plan of Reorganization ("Reorganization Agreement") described in the accompanying materials, all of the assets of the U.S. Government Fund will be transferred to the Bond Fund in exchange for shares of the Bond Fund having an aggregate value equal to the net asset value of U.S. Government Fund and the assumption by the Bond Fund of all of the liabilities of the U.S. Government Fund ("Reorganization"). The U.S. Government Fund will then distribute to its shareholders the portion of the shares of the Bond Fund to which each such shareholder is entitled in complete liquidation of the U.S. Government Fund. The proposed Reorganization is intended to be a tax-free reorganization. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization. Management strongly invites your participation by asking you to review these materials and complete and return the proxy card enclosed with these materials as soon as possible.

     The Board believes that shareholders of the U.S. Government Fund will benefit from the proposed Reorganization. The proposed Reorganization will enable shareholders of the U.S. Government Fund to experience higher asset levels in the combined Bond Fund, which will result in the fixed and relatively fixed costs associated with operating the U.S. Government Fund being spread over a larger asset base, thereby increasing the potential for reducing the per share fund expenses currently paid by shareholders of the U.S. Government Fund. In addition, it is anticipated that the current shareholders of the Bond Fund will benefit from the Reorganization because the additional assets from the U.S. Government Fund that will be aggregated with those of the Bond Fund will help the Bond Fund achieve certain additional economies of scale. Detailed information about the proposed Reorganization and the reasons for it are contained in the enclosed materials.

     THE BOARD STRONGLY URGES YOU TO VOTE FOR APPROVAL OF THE PROPOSED REORGANIZATION AGREEMENT.

     If the Reorganization is approved, the U.S. Government Fund will be combined with the Bond Fund and, if you are a shareholder of the U.S. Government Fund at the time of the closing of the Reorganization, you will (1) become a shareholder of the Bond Fund and (2) receive shares of the Bond Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the U.S. Government Fund prior to the Reorganization. No sales charges will be imposed as a result of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

     The investment objective of the U.S. Government Fund is to provide high current income. The primary investment objective of the Bond Fund is to provide a high level of current income, with a secondary investment objective of capital appreciation. The U.S. Government Fund and the Bond Fund have a common investment advisor (Munder Capital Management), a common administrator (Munder Capital Management) and a common distributor (Funds Distributor, Inc.).

     Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN THE CLOSE OF BUSINESS ON AUGUST 10, 2005.

     Whether or not you plan to attend the Meeting in person, please vote your shares. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:                 To vote by Internet:
----------------------------------------------------------------
(1)  Read the Proxy Statement    (1)  Read the Proxy Statement
     and have the enclosed            and have the enclosed
     proxy card at hand.              proxy card at hand.
(2)  Call the toll-free number   (2)  Go to the website that
     that appears on the              appears on the enclosed
     enclosed proxy card.             proxy card.
(3)  Enter the control number    (3)  Enter the control number
     set forth on the enclosed        set forth on the enclosed
     proxy card and follow the        proxy card and follow the
     simple instructions.             simple instructions.
----------------------------------------------------------------

     We encourage you to vote by telephone or via the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

     NOTE: YOU MAY RECEIVE MORE THAN ONE PROXY PACKAGE IF YOU HOLD SHARES IN MORE THAN ONE ACCOUNT. YOU MUST RETURN SEPARATE PROXY CARDS FOR SEPARATE HOLDINGS. WE HAVE PROVIDED POSTAGE-PAID RETURN ENVELOPES FOR EACH, WHICH REQUIRE NO POSTAGE IF MAILED IN THE UNITED STATES.

     If you have any questions after considering the enclosed materials, please call (800) 468-6337.

                                       Sincerely,

                                       /s/ Enrique Chang
                                       Enrique Chang
                                       President
                                       Munder Series Trust

                              MUNDER SERIES TRUST

                       MUNDER U.S. GOVERNMENT INCOME FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 11, 2005

To the Shareholders of
Munder U.S. Government Income Fund
  of Munder Series Trust:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Munder U.S. Government Income Fund ("U.S. Government Fund"), a series of MUNDER SERIES TRUST ("Trust"), will be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, on Thursday, August 11, 2005, at 10:00 a.m., Eastern time, for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the U.S. Government Fund by the Munder Bond Fund ("Bond Fund"), a separate series of the Trust, in exchange for shares of the Bond Fund and the assumption of all liabilities of the U.S. Government Fund by the Bond Fund and (ii) the subsequent liquidation of the U.S. Government Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     The Board of Trustees has fixed the close of business on June 20, 2005, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

     EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO VOTE THEIR SHARES, EITHER BY MAIL, TELEPHONE OR INTERNET.

                                       By Order of the Board of Trustees,

                                       /s/ Stephen J. Shenkenberg



                                       Stephen J. Shenkenberg
                                       Secretary
                                       July 12, 2005

                 PROXY STATEMENT/PROSPECTUS DATED JULY 12, 2005

                              MUNDER SERIES TRUST

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                 (800) 468-6337

                       SPECIAL MEETING OF SHAREHOLDERS OF
                       MUNDER U.S. GOVERNMENT INCOME FUND
                           TO BE HELD AUGUST 11, 2005

     This combined Proxy Statement and Prospectus ("Proxy Statement/ Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the Munder U.S. Government Income Fund ("U.S. Government Fund"), a series of Munder Series Trust ("Trust"), for a Special Meeting of Shareholders of the U.S. Government Fund ("Meeting"). The Meeting will be held on Thursday, August 11, 2005, at 10:00 a.m., Eastern time, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009.

     At the Meeting, shareholders of the U.S. Government Fund will be asked to consider and act upon the following proposals:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the U.S. Government Fund by the Munder Bond Fund ("Bond Fund"), a separate series of the Trust, in exchange for shares of the Bond Fund and the assumption of all liabilities of the U.S. Government Fund by the Bond Fund and (ii) the subsequent liquidation of the U.S. Government Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     This Proxy Statement/Prospectus is soliciting shareholders of the U.S. Government Fund to approve an Agreement and Plan of Reorganization ("Reorganization Agreement"). The Reorganization Agreement contemplates the transfer of all of the assets of the U.S. Government Fund to the Bond Fund in exchange for shares of the Bond Fund having an aggregate value equal to the net asset value of U.S. Government Fund and the assumption by the Bond Fund of all of the liabilities of the U.S. Government Fund ("Reorganization"). The U.S. Government Fund would then distribute to its shareholders the portion of the shares of the Bond Fund to which each such shareholder is entitled. This would result in the liquidation of the U.S. Government Fund.

     Under the proposed Reorganization Agreement, each shareholder of the U.S. Government Fund would be entitled to receive shares of the Bond Fund having an aggregate net asset value equal to the aggregate value of the shares of the U.S. Government Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the U.S. Government Fund are being asked to approve a Reorganization transaction that will result in them holding shares of the Bond Fund, this Proxy Statement also serves as a Prospectus for the Bond Fund.

     If the Reorganization Agreement is approved by shareholders of the U.S. Government Fund, holders of Class A shares of the U.S. Government Fund will receive Class A shares of the Bond Fund, and no sales charge will be imposed on the Class A shares of the Bond Fund received by U.S. Government Fund shareholders. Holders of Class B, Class C, Class K and Class Y shares of the U.S. Government Fund will receive Class B, Class C, Class K and Class Y shares, respectively, of the Bond Fund. Subsequent to the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class C shares of the U.S. Government Fund at the time of the Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares of the U.S. Government Fund will be included in the holding period. Although the U.S. Government Fund is authorized to issue Class R shares, as of the record date, there were no Class R shares outstanding and Class R shares are no longer publicly available for purchase.

     This Reorganization transaction is being structured as a tax-free reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization on them in light of their individual tax circumstances.

     The U.S. Government Fund is a diversified series of the Trust. The U.S. Government Fund's investment objective is to provide high current income. The U.S. Government Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in a broad range of U.S. Government securities.

     The Bond Fund is also a diversified series of the Trust. The primary investment objective of the Bond Fund is to provide a high level of current income, with a secondary investment objective of capital appreciation. The Bond Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds.

     While the investment objectives and policies of the U.S. Government Fund and the Bond Fund are similar, there are certain differences in investment policies and strategies of the Funds. A primary difference between the Funds relates to the type of fixed income securities in which each invests. The Bond Fund invests in all bond market sectors, while the U.S. Government Fund invests a substantial portion of its assets in U.S. Government securities. The Funds also differ in the credit quality of their investments. The Bond Fund may purchase bonds that are rated investment grade or better, and may invest 5% of its assets in lower-rated securities. The U.S. Government Fund invests primarily in U.S. Government securities and, to a lesser extent, in securities that are rated AAA or better. In addition, as part of its principal investment strategy the Bond Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities as a principal investment strategy. The U.S. Government Fund does not engage in these transactions as part of its principal investment strategy. The investment objectives and policies of the Funds are more fully described under "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.

     Munder Capital Management ("MCM") serves as investment advisor for both the U.S. Government Fund and the Bond Fund. MCM is described in more detail under "Information About Management of the U.S. Government Fund and the Bond Fund."

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Bond Fund that a prospective investor should know before investing. A Statement of Additional Information dated July 12, 2005 relating to this Proxy Statement/ Prospectus and the Reorganization is incorporated herein by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/ Prospectus and the Reorganization, call (800) 468-6337, or write the Funds at 480 Pierce Street, Birmingham, Michigan 48009 and you will be mailed one promptly, free of charge.

     The following documents have been filed with the Securities and Exchange Commission ("SEC"): (i) the Prospectus of the U.S. Government

Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005 and May 18, 2005; (ii) the Prospectus of the Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005 and May 18, 2005; (iii) the Statement of Additional Information for the U.S. Government Fund and the Bond Fund dated October 31, 2004, as supplemented on November 22, 2004, January 25, 2005, February 3, 2005, April 15, 2005 and May 18, 2005; (iv) the
Annual Report for the U.S. Government Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; (v) the Semi-Annual Report for the U.S. Government Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated December 31, 2004; (vi) the Annual Report for the Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; and (vii) the Semi-Annual Report for the Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated December 31, 2004. Copies of each of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the U.S. Government Fund or the Bond Fund at (800) 438-5789 or by writing to the Funds at 480 Pierce Street, Birmingham, Michigan 48009.

     Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                            Page
                                                            ----
Proposal No. 1..........................................      1
COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED
  REORGANIZATION........................................      1
SUMMARY.................................................      5
       Proposed Reorganization..........................      5
       Required Vote for Approval of the Reorganization
          Agreement.....................................      6
       Investment Objectives, Policies and
          Restrictions..................................      6
       Performance of the U.S. Government Fund and the
          Bond Fund.....................................      8
       Summary Comparison of Fees and Expenses..........     14
       Purchase and Redemption Procedures...............     19
       Exchange Privileges..............................     20
       Dividends and Distributions......................     20
       Tax Consequences.................................     20
       Shareholder Voting Rights........................     20
       Appraisal Rights.................................     21
       Risk Factors.....................................     21
REASONS FOR THE REORGANIZATION..........................     23
INFORMATION ABOUT THE REORGANIZATION....................     25
       Reorganization Agreement.........................     25
       Description of the Bond Fund's Shares............     27
       Federal Income Tax Consequences..................     27
       Capitalization...................................     28
COMPARISON OF INVESTMENT OBJECTIVES
  AND POLICIES..........................................     29
       Investment Objectives of Each Fund...............     29
       Primary Investments of Each Fund.................     29
       Portfolio Instruments and Practices and Risks....     31
PUBLICATION OF PORTFOLIO HOLDINGS.......................     39
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND
  FINANCIAL HIGHLIGHTS..................................     39
       U.S. Government Fund.............................     40
       Bond Fund........................................     42
       Financial Highlights.............................     45

                                                            Page
                                                            ----
HOW TO PURCHASE, SELL AND
  EXCHANGE SHARES.......................................     58
       Purchase Information.............................     58
       Redemption Information...........................     63
       Exchange Information.............................     67
       Additional Policies for Purchases, Exchanges and
          Redemptions...................................     69
       Shareholder Privileges...........................     70
       Frequent Purchases and Redemptions of Fund
          Shares........................................     71
       Applicable Sales Charge..........................     72
       Distribution and Service Fees....................     77
       Valuing Fund Shares..............................     79
       Distributions....................................     80
       Federal Tax Considerations.......................     81
       How to Reach the Funds...........................     82
INFORMATION ABOUT MANAGEMENT OF THE U.S. GOVERNMENT FUND
  AND THE BOND FUND.....................................     83
       Investment Advisor...............................     83
       Portfolio Managers...............................     83
ADDITIONAL INFORMATION ABOUT THE U.S. GOVERNMENT FUND
  AND THE BOND FUND.....................................     84
OTHER BUSINESS..........................................     85
VOTING INFORMATION......................................     85
       Proxy Solicitation...............................     86
       Quorum...........................................     86
       Vote Required....................................     87
       Effect of Abstentions and Broker "Non-Votes".....     87
       Adjournments.....................................     87
       Share Information................................     88
LEGAL MATTERS...........................................     89

                                 PROPOSAL NO. 1

                         APPROVAL OF THE AGREEMENT AND
                             PLAN OF REORGANIZATION

                          COMMON QUESTIONS AND ANSWERS
                       ABOUT THE PROPOSED REORGANIZATION

Q.  HOW WILL THE REORGANIZATION AFFECT ME?

A. The assets of the U.S. Government Fund will be combined with those of the Bond Fund and you will become a shareholder of the Bond Fund. Following the Reorganization, you will receive shares of the Bond Fund that are equal in value to the shares of the U.S. Government Fund that you held immediately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares of the U.S. Government Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Bond Fund.) The Reorganization has been structured as a tax-free reorganization for federal income tax purposes so shareholders will not recognize any taxable gain or loss as a result of the Reorganization.

Q.  WHY IS THE REORGANIZATION BEING RECOMMENDED?

A. After a careful review of the current fixed income fund offerings in the Munder Fund Complex, MCM recommended to the Trust's Board of Trustees that certain of the fixed income funds, including the U.S. Government Fund and Bond Fund, be consolidated in an effort to achieve greater combined asset levels and reduce total operating expenses of these Funds. Consolidation of these Funds is expected to result in greater economies of scale and the elimination of certain costs associated with operating the U.S. Government Fund and the Bond Fund separately. MCM believes the Reorganization will benefit shareholders of the both the U.S. Government Fund and the Bond Fund.

     As a result of declining assets of the U.S. Government Fund in recent years, expense ratios for the U.S. Government Fund have generally been increasing during this time period. Without significant asset growth from sales of shares of the U.S. Government Fund, the U.S. Government Fund's expenses are expected to increase even further. The Bond Fund has also been experiencing notable asset declines and increasing expense ratios in recent years. As a result, it is MCM's view that only by combining these two Funds into a single Fund will the

     Funds have sufficient assets in order to be sustainable. In addition, it is MCM's belief that a broader-based fixed income fund, such as the Bond Fund, will have broader appeal to investors. Consequently, MCM is proposing that the U.S. Government Fund be merged with and into the Bond Fund.

     MCM also believes that the U.S. Government Fund and the Bond Fund have similar, although not identical, investment objectives, policies and strategies, as described in detail under "Comparison of Investment Objectives and Policies." The universe of fixed income securities in which the U.S. Government Fund invests is a sub-set of the universe of fixed income securities in which the Bond Fund invests. The U.S. Government Fund invests a substantial portion of its assets in U.S. Government securities, while the Bond Fund has historically invested primarily in corporate and bank issued debt obligations. However, MCM expects to expand the investments currently made by the Bond Fund to include a greater weighting of fixed income securities issued by the U.S. Government.

     In addition to the type of fixed income securities in which each Fund invests, the Funds differ in the credit quality of their investments. The Bond Fund may purchase bonds that are rated investment grade or better (BBB- or higher by Standard & Poor's Rating Services ("S&P") or Fitch Ratings, Inc. ("Fitch") or Baa or higher by Moody's Investor Service, Inc. ("Moody's")), and may invest 5% of its assets in lower-rated securities. The U.S. Government Fund invests primarily in U.S. Government securities and, to a lesser extent, in securities that are rated AAA or better. Also, as part of its principal investment strategy the Bond Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities as a principal investment strategy. The U.S. Government Fund does not engage in these transactions as part of its principal investment strategy. While both Funds are susceptible to the risks associated with investments in fixed income securities and investments made to gain exposure to fixed income securities, such as credit risk, interest rate risk, prepayment risk and derivatives risk, the Bond Fund is susceptible to additional risks, such as foreign securities risk, short-term trading risk and when-issued securities and delayed delivery risk. To the extent the Bond Fund purchases fixed income securities with lower investment grade ratings, the Bond Fund's portfolio will be riskier than that of the U.S. Government Fund.

     The Reorganization will result in combining the assets of these two Funds and consolidating their operations. MCM believes that, given the U.S. Government Fund's steadily increasing expense ratios and the broader fixed income investment universe offered by the Bond Fund, shareholders of the U.S. Government Fund will benefit from the Reorganization.

     Combining the assets of the Funds is intended to provide various benefits to shareholders of the U.S. Government Fund who become shareholders of the Bond Fund (as well as to existing and future investors of the Bond Fund). For example, the proposed Reorganization will enable shareholders of the U.S. Government Fund to enjoy the benefits of investing in a fund that has higher asset levels, which will result in the fixed and relatively fixed costs associated with operating the U.S. Government Fund (e.g., transfer agency, accounting and printing expenses) being spread over a larger asset base, thereby reducing per share expenses paid by shareholders of the U.S. Government Fund. In addition, it is anticipated that the current shareholders of the Bond Fund will benefit from the Reorganization because the additional assets from the U.S. Government Fund that will be aggregated with those of Bond Fund will help the Bond Fund achieve certain additional economies of scale. (See also the next question comparing operating expenses of the Funds.)

Q. HOW DO THE FEES PAID BY THE BOND FUND COMPARE TO THOSE PAYABLE BY THE U.S. GOVERNMENT FUND?

A. Although historically, the total per share operating expenses of the Bond Fund have been higher than those of the U.S. Government Fund, the pro forma total per share operating expenses of the combined Fund are expected to be lower than those of the U.S. Government Fund and the Bond Fund. Pro forma fee, expense and financial information are included for your reference in this Proxy Statement/Prospectus.

Q. WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION?

A. No. The full value of your shares of the U.S. Government Fund will be exchanged for shares of the same class of the Bond Fund without any sales load, commission or other transactional fee being imposed. MCM will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization.

Q. WHO WILL SERVE AS INVESTMENT ADVISOR AND PROVIDE OTHER SERVICES TO THE BOND FUND?

A.  The Bond Fund has the same investment advisor (MCM), the same administrator
    (MCM) and the same distributor (Funds Distributor, Inc.) as the U.S. Government Fund.

Q.  WILL I HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THE
    REORGANIZATION?

A. The transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the U.S. Government Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Q. WILL I CONTINUE TO BE ABLE TO EXCHANGE MY SHARES FOR SHARES OF OTHER FUNDS OF THE MUNDER FAMILY OF MUTUAL FUNDS?

A. Yes. As with Class A, Class B, Class C, Class K and Class Y shareholders of the U.S. Government Fund, shareholders of Class A, Class B, Class C, Class K and Class Y shares of the Bond Fund may exchange their shares for shares of the same class of other Munder Funds, which are series of the Trust or of Munder Series Trust II (formerly The Munder Framlington Funds Trust), subject to certain restrictions described in the prospectus of each Munder Fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.

Q.  WHAT HAPPENS IF THE REORGANIZATION AGREEMENT IS NOT APPROVED?

A. If the Reorganization Agreement is not approved by shareholders, the Reorganization will not occur. In such an event, the U.S. Government Fund and the Bond Fund will continue to operate separately, and MCM and the Board of Trustees of the Trust will determine what additional steps may be appropriate and in the best interests of the U.S. Government Fund and its shareholders, including but not limited to liquidation of the Fund.

                                    SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.

PROPOSED REORGANIZATION

     At a meeting on May 17, 2005, the Board approved the Reorganization Agreement subject to the approval of the shareholders of the U.S. Government Fund. The Reorganization Agreement provides for:

     - the transfer of all of the assets of the U.S. Government Fund to the Bond Fund in exchange for shares of the Bond Fund having an aggregate value equal to the net asset value of the U.S. Government Fund and the assumption by the Bond Fund of all of the liabilities of the U.S. Government Fund;

     - the distribution to each of the shareholders of the U.S. Government Fund of shares of the Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the U.S. Government Fund held by that shareholder; and

     - the complete liquidation of the U.S. Government Fund.

     The Reorganization is scheduled to be effective as of the close of business on Friday, August 12, 2005, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the U.S. Government Fund will become the owner of the number of full and fractional shares of the Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's U.S. Government Fund shares as of the close of business on the Closing Date of the Reorganization. Shareholders of Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares of the U.S. Government Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Bond Fund. See "Information About the Reorganization" below.

     For the reasons set forth below under "Reasons for the Reorganization," the Board, including all of the Trustees deemed to be "independent" to the extent such Trustees are not considered to be "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"), has concluded that the Reorganization would be in the best interests of the U.S. Government Fund and that the interests of the U.S. Government Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION AGREEMENT EFFECTING THE REORGANIZATION.

     The Board of Trustees of the Trust has also approved the Reorganization on behalf of the Bond Fund.

REQUIRED VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the U.S. Government Fund with all classes voting together and not by class. See "Voting Information."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The U.S. Government Fund and the Bond Fund have similar, although not identical, investment objectives, policies and restrictions. Both Funds are diversified series of the Trust. The investment objective of the U.S. Government Fund is to provide high current income. The primary investment objective of the Bond Fund is to provide a high level of current income, with a secondary investment objective of capital appreciation.

     Although the respective investment objectives of the U.S. Government Fund and the Bond Fund are similar, shareholders should consider the similarities and differences in the investment policies and strategies of, and portfolio securities held by, each Fund. The investment policies and strategies of the Funds are described below and under the heading "Comparison of Investment Objectives and Policies." The portfolio securities held by each Fund as of December 31, 2004, are shown in the Pro Forma Combining Schedule of Investments in the Statement of Additional Information.

     The primary investment strategies of each Fund are similar. Both funds invest in U.S. Government securities (including securities issued by agencies and instrumentalities of the U.S. Government and mortgage-backed securities) and may also enter into futures contracts. Both Funds may invest in other fixed income securities. Each Fund's dollar weighted average maturity generally will range between six and twenty-two years.

Each Fund's strategy focuses on areas where MCM believes value can be added.

     A primary difference between the Funds relates to the type of fixed income securities in which each invests. The Bond Fund invests in all bond market sectors and actively trades across issues and sectors. Bonds in which the Bond Fund typically invests may include: (i) U.S. Government securities (including securities issued by agencies and instrumentalities of the U.S. government) and repurchase agreements collateralized by such securities; (ii) obligations of domestic banks and corporations; and (iii) mortgage and other asset-backed securities. Bonds in which the Bond Fund may invest also include, to a lesser extent: (i) obligations of state, local and foreign governments; (ii) obligations of foreign banks and corporations; (iii) zero coupon bonds, debentures and convertible debentures; and (iv) stripped securities. In contrast, the U.S. Government Fund typically invests a substantial portion of its assets in a broad range of U.S. Government securities.

     As of May 31, 2005, the sector allocations of the Funds were as follows:

FIXED INCOME SECURITY            U.S. GOVERNMENT FUND   BOND FUND
---------------------            --------------------   ---------
U.S. Treasury Obligations               30.5%              2.9%
U.S. Government Agency
  Obligations                           20.7%              3.4%
Finance                                    0%             23.2%
Industrials                                0%             28.6%
Utilities                                  0%              1.8%
Yankee Securities                          0%              4.4%
Mortgage-Backed Securities              42.2%             18.5%
Asset-Backed Securities                  1.4%             15.9%
Cash & Cash Equivalents                  5.2%              1.3%

     The Funds also differ in the credit quality of their investments. The Bond Fund may purchase bonds that are rated investment grade or better (BBB- or higher by S&P and Fitch or Baa3 or higher by Moody's) or, if unrated, are of comparable quality, and may invest 5% of the Fund's assets in lower-rated securities. The U.S. Government Fund invests primarily in U.S. Government securities and, to a lesser extent, in securities that are rated AAA or better or, if unrated, are of comparable quality. To the extent the Bond Fund purchases fixed income securities with lower investment grade ratings, the Fund's portfolio will be riskier than that of the U.S. Government Fund.

     In addition, the Bond Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities as a principal investment strategy, none of which is principal investment strategy of the U.S. Government Fund.

     While both Funds are susceptible to the risks associated with investments in fixed income securities and investments made to gain exposure to fixed income securities, such as credit risk, interest rate risk, prepayment risk and derivatives risk, the Bond Fund is susceptible to additional risks, such as foreign securities risk, short-term trading risk and when-issued securities and delayed delivery risk. See "Comparison of Investment Objectives and Policies" below.

PERFORMANCE OF THE U.S. GOVERNMENT FUND AND THE BOND FUND

     The bar charts and table below provide some indication of the risk of an investment in each Fund. The bar charts show each Fund's performance for each full calendar year since the inception of the Fund's oldest class of shares (i.e., the Class Y shares). The table shows how each Fund's average annual total returns for different calendar periods over the life of that Fund compares to those of certain broad based securities market indices.

     The annual returns in the bar charts are for each Fund's Class Y shares. Performance of the each Fund's Class A, Class B, Class C and Class K shares, net of applicable sales charges, would have been similar to that of the Class Y shares because all of the classes of shares are invested in the same portfolio of securities and have the same investment advisor. However, because each class of shares has different sales charges, distribution fees and/or service fees and expenses, the performance of each class of shares will differ. Please see "Summary Comparison of Fees and Expenses" below for information about the difference between each class of shares.

     When you consider this information, please remember that each Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

U.S. GOVERNMENT FUND CLASS Y
Total Return (%)
(per calendar year)

[U.S. GOVERNMENT FUND CLASS Y GRAPHIC]

1995                                                                             17.49
1996                                                                              3.13
1997                                                                              8.99
1998                                                                              7.50
1999                                                                             -0.88
2000                                                                             11.64
2001                                                                              7.77
2002                                                                             10.10
2003                                                                              1.71
2004                                                                              4.26

YEAR TO DATE THROUGH JUNE 30, 2005: 3.56%
BEST QUARTER: 5.97% (quarter ended 6/30/95)
WORST QUARTER: (2.43)% (quarter ended 6/30/04)

BOND FUND CLASS Y
Total Return (%)
(per calendar year)

[BOND FUND CLASS Y GRAPHIC]

1995                                                                             17.74
1996                                                                              2.72
1997                                                                              8.85
1998                                                                              8.90
1999                                                                             -2.94
2000                                                                             10.28
2001                                                                              6.26
2002                                                                              7.37
2003                                                                              5.56
2004                                                                              3.94

YEAR TO DATE THROUGH JUNE 30, 2005: 2.27%
BEST QUARTER: 5.88% (quarter ended 6/30/95)
WORST QUARTER: (3.05)% (quarter ended 6/30/04)

     The table below shows what the average annual total returns for the U.S. Government Fund were for certain periods ended December 31, 2004, compared to the Lehman Government Bond Index and what the average annual total returns for the Bond Fund were for certain periods ended December 31, 2004, compared to the Lehman Aggregate Bond Index and a Lehman Blended Index. Each index is unmanaged and is not subject to fees and expenses typically associated with the management of investment companies. Investments cannot be made directly in either index. Comparisons with each index, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2004

                                                               SINCE
                              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                %         %         %            %
----------------------------------------------------------------------------
U.S. GOVERNMENT FUND
 Class Y
  Return Before Taxes          4.26     7.03       7.05         6.71
  Return After Taxes on
    Distributions              2.47     4.76       4.53         4.17
  Return After Taxes on
    Distributions and Sale
    of Fund Shares             2.74     4.62       4.47         4.15
  Lehman Brothers Government
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         3.48     7.48       7.46         7.17
 Class A
  Return Before Taxes         (0.16)    5.89       6.35         6.04
  Lehman Brothers Government
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         3.48     7.48       7.46         7.04
 Class B
  Return Before Taxes         (1.84)    5.64         --         5.22
  Lehman Brothers Government
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         3.48     7.48         --         6.70

                                                               SINCE
                              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                %         %         %            %
----------------------------------------------------------------------------
 Class C
  Return Before Taxes          2.22     5.97         --         5.29
  Lehman Brothers Government
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         3.48     7.48         --         6.96
 Class K
  Return Before Taxes          3.90     6.76       6.78         6.45
  Lehman Brothers Government
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         3.48     7.48       7.46         7.17

BOND FUND
 Class Y
  Return Before Taxes          3.94     6.66       6.75         6.04
  Return After Taxes on
    Distributions              2.32     4.47       4.35         3.60
  Return After Taxes on
    Distributions and Sale
    of Fund Shares             2.54     4.34       4.28         3.63
  Lehman Brothers Aggregate
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         4.34     7.71       7.72         7.19
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                     4.79     8.18       8.07         7.56
 Class A
  Return Before Taxes         (0.32)    5.52       6.04         5.60
  Lehman Brothers Aggregate
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         4.34     7.71       7.72         7.05
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                     4.79     8.18       8.07         7.40

                                                               SINCE
                              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                %         %         %            %
----------------------------------------------------------------------------
 Class B
  Return Before Taxes         (1.96)    5.26         --         4.95
  Lehman Brothers Aggregate
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         4.34     7.71         --         6.85
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                     4.79     8.18         --         7.09
 Class C
  Return Before Taxes          2.00     5.58         --         4.91
  Lehman Brothers Aggregate
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         4.34     7.71         --         7.00
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                     4.79     8.18         --         7.26
 Class K
  Return Before Taxes          3.68     6.38       6.47         5.94
  Lehman Brothers Aggregate
    Bond Index(2) (reflects
    no deductions for fees,
    expenses or taxes)         4.34     7.71       7.72         7.05
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                     4.79     8.18       8.07         7.40

------------------------------------
1. The inception dates for the Class Y, Class A, Class B, Class C and Class K shares of the U.S. Government Fund are 7/5/94, 7/28/94, 9/6/95, 8/12/96 and 7/5/94, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 7/1/94, 8/1/94, 9/1/95, 8/1/96 and 7/1/94, respectively.

   The inception dates for the Class Y, Class A, Class B, Class C and Class K shares of the Bond Fund are 12/1/91, 12/9/92, 3/13/96, 3/25/96 and 11/23/92,
   respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 12/1/91, 12/1/92, 3/1/96, 4/1/96 and 12/1/92, respectively.

2. The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly-issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. Government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. Government.

   The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable

   U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher.

   The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational and non-U.S. agency and government debt securities.

     Average annual returns reflect the imposition of the maximum front-end sales charges or CDSCs.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the returns after taxes on the distributions and sale of Fund shares may exceed the returns before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their shares in the Funds through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for each Fund are shown only for the Class Y shares. Returns for each Fund's Class A, Class B, Class C and Class K shares will vary from those of the Class Y shares due to differences in the fees and expenses applicable to each class of shares.

SUMMARY COMPARISON OF FEES AND EXPENSES

     The following tables compare the fees and expenses of each class of the U.S. Government Fund and the Bond Fund and show the estimated fees and expenses for each class on a pro forma basis, giving effect to the proposed Reorganization. We have estimated these pro forma numbers based on information contained in the Annual Reports to Shareholders for the previous fiscal year for each class of shares for each Fund, with certain adjustments.

     The fee and expense information shown in the table below is organized as follows:

     - Columns 1 and 2 reflect the annualized actual fees and expenses of each class of the U.S. Government Fund and Bond Fund, respectively, as of June 30, 2004, restated to reflect adjustments in the Fund's fees and expenses due to contractual changes in administration and transfer agency fees.

     - Column 3 reflects the pro forma fees and expenses as if the Reorganization had occurred as of June 30, 2004. These pro forma fees and expenses of each class of the combined Fund as of June 30, 2004, restated to reflect (1) certain adjustments in the Funds' fees and expenses due to contractual changes in administration and transfer agency fees and (2) any other expected savings that may occur as a result of the Bond Fund and the U.S. Government Fund being combined in the Reorganization.

     Additional information regarding the performance of each of the Funds is contained in "Management's Discussion of Fund Performance and Financial Highlights" in this Proxy Statement/Prospectus.

                                      U.S.                    PRO FORMA
                                   GOVERNMENT               FOLLOWING THE
                                      FUND      BOND FUND   REORGANIZATION
CLASS A SHARES                     ----------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).........................    4.00%(a)     4.00%(a)      4.00%(a)
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds)...........     None(b)      None(b)       None(b)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends......................     None         None          None
Redemption Fee...................     None         None          None
Exchange Fee.....................     None         None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)
Management Fee...................    0.50%        0.50%         0.50%
Distribution and/or Service
  (12b-1) Fees...................    0.25%        0.25%         0.25%
Other Expenses(1)................    0.42%        0.54%         0.39%
Total Annual Fund Operating
  Expenses(1)....................    1.17%        1.29%         1.14%

                                      U.S.                    PRO FORMA
                                   GOVERNMENT               FOLLOWING THE
                                      FUND      BOND FUND   REORGANIZATION
CLASS B SHARES                     ----------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).........................     None         None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds)...........    5.00%(c)     5.00%(c)      5.00%(c)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends......................     None         None          None
Redemption Fee...................     None         None          None
Exchange Fee.....................     None         None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)
Management Fee...................    0.50%        0.50%         0.50%
Distribution and/or Service
  (12b-1) Fees...................    1.00%        1.00%         1.00%
Other Expenses(1)................    0.42%        0.54%         0.39%
Total Annual Fund Operating
  Expenses(1)....................    1.92%        2.04%         1.89%

                                      U.S.                    PRO FORMA
                                   GOVERNMENT               FOLLOWING THE
                                      FUND      BOND FUND   REORGANIZATION
CLASS C SHARES                     ----------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).........................     None         None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds)...........    1.00%(d)     1.00%(d)      1.00%(d)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends......................     None         None          None
Redemption Fee...................     None         None          None
Exchange Fee.....................     None         None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)
Management Fee...................    0.50%        0.50%         0.50%
Distribution and/or Service
  (12b-1) Fees...................    1.00%        1.00%         1.00%
Other Expenses(1)................    0.42%        0.54%         0.39%
Total Annual Fund Operating
  Expenses(1)....................    1.92%        2.04%         1.89%

                                      U.S.                    PRO FORMA
                                   GOVERNMENT               FOLLOWING THE
                                      FUND      BOND FUND   REORGANIZATION
CLASS K SHARES                     ----------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).........................     None         None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds)...........     None         None          None
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends......................     None         None          None
Redemption Fee...................     None         None          None
Exchange Fee.....................     None         None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)
Management Fee...................    0.50%        0.50%         0.50%
Non 12b-1 Service Plan Fees......    0.25%        0.25%         0.25%
Other Expenses(1)................    0.42%        0.54%         0.39%
Total Annual Fund Operating
  Expenses(1)....................    1.17%        1.29%         1.14%

                                      U.S.                    PRO FORMA
                                   GOVERNMENT               FOLLOWING THE
                                      FUND      BOND FUND   REORGANIZATION
CLASS Y SHARES                     ----------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).........................     None         None          None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds)...........     None         None          None
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends......................     None         None          None
Redemption Fee...................     None         None          None
Exchange Fee.....................     None         None          None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)
Management Fee...................    0.50%        0.50%         0.50%
Distribution and/or Service
  (12b-1) Fees...................    0.00%        0.00%         0.00%
Other Expenses(1)................    0.42%        0.54%         0.39%
Total Annual Fund Operating
  Expenses(1)....................    0.92%        1.04%         0.89%

------------------------------------
(a) The sales charge declines as the amount invested increases.

(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.

(c) The CDSC payable upon redemption of Class B shares declines over time.

(d) The CDSC applies to redemptions of Class C shares within one year of purchase.

(1) Expense information in the table has been restated to reflect changes in administration and transfer agency fees.

EXAMPLE

     The Example is intended to help you compare the cost of investing in each Fund and the Funds combined with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that all dividends and distributions are reinvested. The fees and expenses used to calculate the Example are based on the fees and expenses shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $514      $757      $1,018      $1,764
BOND FUND                               $526      $793      $1,079      $1,894
PRO FORMA: THE FUNDS COMBINED           $512      $748      $1,003      $1,731

Class B Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $695      $903      $1,237      $2,048*
BOND FUND                               $707      $940      $1,298      $2,176*
PRO FORMA: THE FUNDS COMBINED           $692      $894      $1,221      $2,016*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Class B Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $195      $603      $1,037      $2,048*
BOND FUND                               $207      $640      $1,098      $2,176*
PRO FORMA: THE FUNDS COMBINED           $192      $594      $1,021      $2,016*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Class C Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $295      $603      $1,037      $2,243
BOND FUND                               $307      $640      $1,098      $2,369
PRO FORMA: THE FUNDS COMBINED           $292      $594      $1,021      $2,212

Class C Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $195      $603      $1,037      $2,243
BOND FUND                               $207      $640      $1,098      $2,369
PRO FORMA: THE FUNDS COMBINED           $192      $594      $1,021      $2,212

Class K Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $119      $372       $644       $1,420
BOND FUND                               $131      $409       $708       $1,556
PRO FORMA: THE FUNDS COMBINED           $116      $362       $628       $1,386

Class Y Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
U.S. GOVERNMENT FUND                    $ 94      $293       $509       $1,131
BOND FUND                               $106      $331       $574       $1,271
PRO FORMA: THE FUNDS COMBINED           $ 91      $284       $493       $1,096

     Following the Reorganization and in the ordinary course of business, we expect that certain holdings of the U.S. Government Fund that are transferred to the Bond Fund in connection with the Reorganization may be sold. Such sales may result in additional transaction costs for the Bond Fund (which will not be assumed or paid by MCM) and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the Bond Fund.

PURCHASE AND REDEMPTION PROCEDURES

     Purchases and redemptions of shares are subject to certain minimum investment requirements and charges, which are the same for both Funds. Waivers of charges applicable to the various classes of both the U.S. Government Fund and the Bond Fund may be available in certain types of transactions and to certain types of investors. For details on how to purchase or redeem shares of either Fund, see "How to Purchase, Sell and Exchange Shares."

EXCHANGE PRIVILEGES

     You may exchange shares of each class of each Fund for shares of the same class in other Munder Funds to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. No fee is imposed on any exchange. Any exchange will be a taxable event for which you may have to recognize a gain or loss under federal income tax law. We reserve the right to amend or terminate the exchange privilege at any time. See "How to Purchase, Sell and Exchange
Shares -- Exchange Information."

DIVIDENDS AND DISTRIBUTIONS

     Both Funds declare and pay dividends from net investment income, if any, monthly and distribute net realized capital gains, if any, at least annually. As described in more detail in "How to Purchase, Sell and Exchange
Shares -- Distributions" below, dividends are generally subject to federal income tax. For both Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganization, shareholders of the U.S. Government Fund that have elected to receive distributions in cash will continue to receive distributions in cash from the Bond Fund. See "How to Purchase, Sell and Exchange Shares--Distributions."

TAX CONSEQUENCES

     Completion of the Reorganization is subject to the U.S. Government Fund receiving from counsel an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information about the Reorganization -- Federal Income Tax Consequences."

SHAREHOLDER VOTING RIGHTS

     Neither the U.S. Government Fund nor the Bond Fund, each a series of the same Delaware statutory trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. Other than special meetings called by the Trustees of the Trust or by the Trust's President or Secretary in accordance with the By-Laws of the Trust, meetings of the shareholders of either Fund may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least 10% of the outstanding shares of the applicable Fund entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary of the Trust shall determine and specify to such shareholders.

APPRAISAL RIGHTS

     Under the laws of the State of Delaware, shareholders of neither the U.S. Government Fund nor the Bond Fund have appraisal rights in connection with a combination or acquisition of the assets of another fund.

RISK FACTORS

     Because the U.S. Government Fund and the Bond Fund invest in similar types of securities, investment in these Funds involves similar investment risks. The risks involved with investment in these Funds include those risks that are generally associated with investing in fixed income securities, such as credit (or default) risk, interest rate risk and prepayment risk, and those risks that are generally associated with investing in futures contracts (derivatives risk). Given the Bond Fund's investment in a broader range of bonds, the Bond Fund's portfolio is more susceptible to these risks than the U.S. Government Fund's portfolio.

     There are differences in the investment policies and strategies of the Funds. As part of its principal investment strategies, the Bond Fund: (a) typically invests in (1) obligations of domestic banks and corporations, (2) U.S. Government securities (including securities issued by agencies and instrumentalities of the U.S. Government) and repurchase agreements collateralized by U.S. Government securities, and (3) mortgage and other asset-backed securities; and (b) may also invest, to a lesser extent, in (1) obligations of state, local and foreign governments, (2) obligations of foreign banks and corporations, (3) zero coupon bonds, debentures and convertible debentures, and (4) stripped securities.

     The U.S. Government Fund also invests as a principal investment strategy in U.S. Government securities, including mortgage-backed securities, issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Although the U.S. Government Fund may also invest in the other securities listed above for the Bond Fund, the use of those securities is not a principal investment strategy of the U.S. Government Fund.

     As part of the Bond Fund's principal investment strategies, the Bond Fund may (a) purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, (b) engage in short-term trading of portfolio securities, and (c) purchase bonds that are rated BBB- or higher by S&P and Fitch or Baa3 or higher by Moody's or, if unrated, are of comparable quality. Although the U.S. Government Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and engage in short-term trading, these are not principal investment strategies of the U.S. Government Fund. In addition, the U.S. Government Fund invests in securities that are rated AAA or better or, if unrated, are of comparable quality. For more information, please see "Comparison of Investment Objectives and Policies" below.

FOREIGN SECURITIES RISK

     Investments by the Bond Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

INVESTMENT GRADE SECURITIES RISK

     Bonds are rated by national bond rating agencies. Securities rated BBB- or higher by S&P or Fitch or Baa3 or higher by Moody's are considered investment grade securities, but are riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

SHORT-TERM TRADING RISK

     Short-term trading by the Bond Fund may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which could detract from the Bond Fund's performance.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY RISK

     A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

                         REASONS FOR THE REORGANIZATION

     Currently, the U.S. Government Fund and the Bond Fund are investment portfolios of the same open-end management investment company. However, each Fund must separately bear certain costs of its own operations. MCM believes that consolidating the separate operations of the two Funds should benefit the shareholders of both Funds by promoting more efficient operations on a more cost-effective basis. In addition, combining assets of the Funds may create potential economies of scale that should result from the larger aggregate asset base of the combined Fund after the Reorganization. For example, the larger aggregate asset base of the combined Fund should enable the combined Fund to obtain benefits of economies of scale by permitting the reduction of the Fund's expense ratio by spreading certain fixed costs of the Fund's operations over a larger asset base. As a general rule, economies of scale can be realized with respect to fixed expenses, such as printing costs and fees for certain professional services, although expenses that are based on the value of assets or on the number of shareholder accounts would be largely unaffected by the Reorganization. However, there can be no assurance that the combination of the Funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized.

     Moreover, recent declines in the total assets of the U.S. Government Fund have adversely affected the Fund's total fund operating expenses. The U.S. Government Fund commenced operations in 1994. As of June 30, 2005, the U.S. Government Fund had approximately $91 million in assets, down from approximately $93 million as of December 31, 2004, $97 million as of June 30, 2004, and $206 million as of June 30, 2003. As a result of this continual asset decline, the U.S. Government Fund has experienced an increase in its total fund operating expenses during that same time period. The total annual fund operating expenses for the Class Y shares were 0.96% of net assets on an annualized basis for the six months ended December 31, 2004, up from 0.89% of net assets for the fiscal year ended June 30, 2004 and 0.78% of net assets for the fiscal year ended June 30, 2003. The Fund has failed to grow and maintain assets at a sufficient level to make the Fund a viable, ongoing entity, and there is the potential for even greater asset declines that would result in further increases in the Fund's expense ratio. Consequently, MCM believes that the proposed Reorganization may benefit the U.S. Government Fund and its shareholders.

     MCM believes that neither of these Funds as they are currently structured will continue to be viable. Rather, MCM believes that only if the two Funds are combined will they have sufficient assets to be sustainable. If the shareholders of the U.S. Government Fund do not approve the Reorganization, MCM and the Board will consider appropriate alternatives for the U.S. Government Fund including, but not limited to, the liquidation of the Fund. In addition, it is MCM's belief that a broader-based fixed income fund, such as the Bond Fund, will have broader appeal and be a better fit within the Munder Funds complex if the line up of fixed income funds is reduced. Consequently, MCM has proposed that the U.S. Government Fund (which is the larger of the two Funds) be merged with and into the Bond Fund.

     While the Bond Fund has also been experiencing asset declines similar to those of the U.S. Government Fund over similar time periods and has higher current total annual fund operating expenses than the U.S. Government Fund, MCM nonetheless believes that combining the two Funds will benefit shareholders of the U.S. Government Fund. First, the total annual fund operating expense ratios of the combined Fund are expected to be lower than the current expense ratios for both the U.S. Government Fund and the Bond Fund. Second, the universe of fixed income securities in which the U.S. Government Fund invests is a subset of the universe of fixed income securities in which the Bond Fund invests. In addition, while the Bond Fund has historically invested primarily in corporate and bank issued debt obligations, MCM expects to expand the investments currently made by the Bond Fund to include a greater weighting of fixed income securities issued by the U.S. Government.

     In light of the foregoing considerations, the Board unanimously concluded that (1) the Reorganization is in the best interests of the U.S. Government Fund and (2) the Reorganization would not result in a dilution of the interest of shareholders of the U.S. Government Fund. Similarly, the Board also approved the Reorganization with respect to the Bond Fund and determined that (1) the Reorganization is in the best interests of the Bond Fund and (2) the interests of shareholders of the Bond Fund would not be diluted as a result of the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

REORGANIZATION AGREEMENT

     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides that the Bond Fund will acquire all of the assets, subject to all of the liabilities, of the U.S. Government Fund in exchange for shares of the Bond Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur as of the close of business on Friday, August 12, 2005, or on a later date as the parties may agree ("Closing Date"). The net asset value per share of the U.S. Government Fund and the net asset value per share of the Bond Fund will be determined by dividing each Fund's assets, less liabilities, by the total number of its outstanding shares.

     Both the U.S. Government Fund and the Bond Fund utilize State Street Bank and Trust Company ("State Street"), the sub-administrator for each Fund, to calculate their net asset values. State Street uses the same independent pricing services to determine the value of each security held by each Fund so that it can determine the aggregate value of each Fund's portfolio. The method of valuation that is employed to value the securities of each Fund is in accordance with the procedures described in the current prospectuses for each Fund, which are consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

     The number of full and fractional shares of the Bond Fund you will receive in the Reorganization will be equal in value to the value of your shares of the U.S. Government Fund as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the U.S. Government Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Bond Fund received by the U.S. Government Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the U.S. Government Fund's shares by the transfer of the Bond Fund shares then credited to the account of the U.S. Government Fund on the books of the Bond Fund to open accounts on the share records of the Bond Fund in the names of the U.S. Government Fund's shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Bond Fund shares to be credited to Class A, Class B, Class C, Class K and Class Y U.S. Government Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the U.S. Government Fund of the corresponding class owned by U.S. Government Fund's shareholders on the Closing Date. All issued and outstanding shares of the U.S. Government Fund will simultaneously be canceled on the books of the U.S. Government Fund. The Bond Fund will not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Bond Fund shares issued in connection with such exchange.

     After such distribution, the Trust will take all necessary steps under Delaware law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the U.S. Government Fund.

     The Board has determined, with respect to the U.S. Government Fund and the Bond Fund, that the interests of shareholders of each of those Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds and its shareholders. MCM will bear the expenses of the Reorganization, excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the U.S. Government Fund, if circumstances should develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Trust, on behalf of either the U.S. Government Fund or Bond Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (1) the Reorganization Agreement be approved by shareholders of the U.S. Government Fund; and (2) the Trust receive the opinion of the Trust's counsel that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the U.S. Government Fund with all classes voting together and not by class. See "Voting Information."

     THE BOARD, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE REORGANIZATION AGREEMENT.

     Shareholders of the U.S. Government Fund as of the Closing Date will receive shares of the Bond Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued.

DESCRIPTION OF THE BOND FUND'S SHARES

     Full and fractional shares of the respective class of shares of the Bond Fund will be issued to the U.S. Government Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Bond Fund no longer issues share certificates. The shares of the Bond Fund to be issued to U.S. Government Fund's shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by the Bond Fund, the U.S. Government Fund (except for "Section 1256 contracts," which include certain types of options, futures or forward contracts) or the shareholders of the U.S. Government Fund. As a condition to the closing of the Reorganization, the U.S. Government Fund will receive a legal opinion from counsel to the Trust to that effect. That opinion will be based upon certain representations and warranties made by the U.S. Government Fund and the Bond Fund and certifications received from each of the Funds and certain of their service providers.

     Immediately prior to the Reorganization, the U.S. Government Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the U.S. Government Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the U.S. Government Fund's shareholders.

     You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows the capitalization of the U.S. Government Fund and the Bond Fund as of March 31, 2005, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                                AS OF MARCH 31, 2005
                              ---------------------------------------------------------
                                  U.S.
                               GOVERNMENT       BOND                    PRO FORMA AFTER
CLASS A SHARES                    FUND          FUND      ADJUSTMENTS   REORGANIZATION
--------------                ------------   ----------   -----------   ---------------
Net assets..................  $11,807,159    $4,723,481     $   --        $16,530,640
Net asset value per share...  $     10.12    $     9.49     $   --        $      9.49
Shares outstanding..........    1,166,984       497,992     77,840(a)       1,742,816

                                                AS OF MARCH 31, 2005
                              --------------------------------------------------------
                                 U.S.
                              GOVERNMENT       BOND                    PRO FORMA AFTER
CLASS B SHARES                   FUND          FUND      ADJUSTMENTS   REORGANIZATION
--------------                -----------   ----------   -----------   ---------------
Net assets..................  $6,520,448    $3,936,667     $   --        $10,457,115
Net asset value per share...  $    10.13    $     9.48     $   --        $      9.48
Shares outstanding..........     643,622       415,093     43,899(a)       1,102,614

                                              AS OF MARCH 31, 2005
                             ------------------------------------------------------
                                U.S.
                             GOVERNMENT      BOND                   PRO FORMA AFTER
CLASS C SHARES                  FUND         FUND     ADJUSTMENTS   REORGANIZATION
--------------               -----------   --------   -----------   ---------------
Net assets.................  $1,765,437    $521,998     $   --        $2,287,435
Net asset value per
  share....................  $    10.12    $   9.53     $   --        $     9.53
Shares outstanding.........     174,497      54,762     10,715(a)        239,974

                                                AS OF MARCH 31, 2005
                             ----------------------------------------------------------
                                 U.S.
                              GOVERNMENT       BOND                     PRO FORMA AFTER
CLASS K SHARES                   FUND          FUND       ADJUSTMENTS   REORGANIZATION
--------------               ------------   -----------   -----------   ---------------
Net assets.................  $47,323,185    $10,165,583     $    --       $57,488,768
Net asset value per
  share....................  $     10.13    $      9.49     $    --       $      9.49
Shares outstanding.........    4,671,447      1,071,349     315,715(a)      6,058,511

                                                AS OF MARCH 31, 2005
                                ----------------------------------------------------
                                   U.S.
                                GOVERNMENT    BOND                   PRO FORMA AFTER
CLASS R SHARES(B)                  FUND       FUND    ADJUSTMENTS    REORGANIZATION
-----------------               ----------    ----    -----------    ---------------
Net assets....................    $2,065      $ 0       $(2,065)(b)      $    --
Net asset value per share.....    $10.12      $ 0       $    --          $    --
Shares outstanding............       204        0          (204)(a)           --

                                              AS OF MARCH 31, 2005
                          -------------------------------------------------------------
                              U.S.
                           GOVERNMENT        BOND                       PRO FORMA AFTER
CLASS Y SHARES                FUND           FUND        ADJUSTMENTS    REORGANIZATION
--------------            ------------    -----------    -----------    ---------------
Net assets..............  $22,213,698     $18,959,464      $    --        $41,173,162
Net asset value per
  share.................  $     10.13     $      9.49      $    --        $      9.49
Shares outstanding......    2,193,135       1,997,314      147,120(a)       4,337,569

------------------------------------
(a) Adjustment to reflect the issuance of Bond Fund shares in exchange for shares of U.S. Government Fund in connection with the proposed reorganization.

(b) Although there were Class R shares of the U.S. Government Fund issued and outstanding as of March 31, 2005, as of the record date there were no Class R shares outstanding and Class R shares are no longer publicly available for purchase.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion comparing investment objectives, policies and restrictions of the U.S. Government Fund and the Bond Fund is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the prospectuses of the U.S. Government Fund and the Bond Fund, each dated October 31, 2004, with respect to all classes of shares.

INVESTMENT OBJECTIVES OF EACH FUND

     The investment objective of the U.S. Government Fund is to provide high current income. The primary investment objective of the Bond Fund is to provide a high level of current income, with a secondary investment objective of capital appreciation.

PRIMARY INVESTMENTS OF EACH FUND

U.S. GOVERNMENT FUND

     The U.S. Government Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in a broad range of U.S. Government securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. U.S. Government securities are high-quality securities, including mortgage-backed securities, issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government.

     The U.S. Government Fund's strategy focuses on areas where MCM believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

     The U.S. Government Fund's dollar-weighted average maturity generally will range between six and twenty-two years. As of May 31, 2005, the Fund's dollar-weighted average maturity was 7.1.

     The U.S. Government Fund may also invest in other fixed income securities that are rated AAA or better, or if unrated, are of comparable quality.

     The U.S. Government Fund may also enter into futures contracts.

BOND FUND

     The Bond Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

     Bonds in which the Bond Fund typically invests may include:

     - U.S. Government securities (including securities issued by agencies and instrumentalities of the U.S. government) and repurchase agreements collateralized by such securities;

     - obligations of domestic banks and corporations; and

     - mortgage and other asset-backed securities.

     Bonds in which the Bond Fund may invest also include, to a lesser extent:

     - obligations of state, local and foreign governments;

     - obligations of foreign banks and corporations;

     - zero coupon bonds, debentures and convertible debentures; and

     - stripped securities.

     The Bond Fund's strategy focuses on areas where MCM believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers. MCM invests in all bond market sectors and actively trades across issuers and sectors.

     The Bond Fund's dollar-weighted average maturity will generally range between six and twenty-two years.

     The Bond Fund primarily purchases bonds that are rated investment grade or better, or if unrated, are of comparable quality. Investments in lower-rated securities are limited to 5% of the Bond Fund's assets.

     The Bond Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may engage in short-term trading of portfolio securities. The Fund may also enter into futures contracts.

PORTFOLIO INSTRUMENTS AND PRACTICES AND RISKS

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

     All investments carry some degree of risk that will affect the value of the Funds' portfolio investments, their investment performance and the Funds' price per share. As a result, you may lose money if you invest in the Funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Both the U.S. Government Fund and the Bond Fund are subject to the following principal investment risks:

Credit (or Default) Risk

     An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for a Fund to sell.

     While U.S. Government securities issued directly by the U.S. Government are guaranteed by the U.S. Treasury, other U.S. Government securities issued by an agency or instrumentality of the U.S. Government may not be. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported only by their own credit. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Interest Rate Risk

     An increase in prevailing interest rates will cause bonds held by a Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by a Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Prepayment Risk

     A Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce a Fund's income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce a Fund's yield, increase the volatility of a Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types.

Derivatives Risk

     A Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures is that small price movements can result in substantial gains or losses. Investments in derivatives can also increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FURTHER INFORMATION REGARDING THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND
RISKS

     Further information about each Fund's principal investment strategies and risks is set forth below.

U.S. Government Securities

     Each Fund may invest in U.S. Government securities. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to so by law.

     U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

Derivatives

     Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

     Each Fund may enter into futures contracts as a principal investment strategy and may also use other derivative instruments, although not as a principal investment strategy. Each Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), managing certain risks (such as yield curve exposure or interest rate risk), or for the purpose of remaining fully invested or maintaining liquidity. A Fund will not use derivatives for speculative purposes (taking a position in the hope of increasing return). There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

     The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited);
(6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Investment Grade Securities

     The U.S. Government Fund may invest in securities that are rated AAA or better or, if unrated, are of comparable quality ("High Grade Bonds"). The Bond Fund may invest in securities that are rated BBB- or higher by S&P and Fitch or Baa3 or higher by Moody's or, if unrated, are of comparable quality ("Investment Grade Bonds"). Investment Grade Bonds are somewhat riskier than High Grade Bonds because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics. Subsequent to its purchase by the Bond Fund, an unrated security may be rated, a rated security may cease to be rated or rated security's rating may be reduced. MCM considers such an event in determining whether the Bond Fund should continue to hold the security.

     As of May 31, 2005, the quality structure of the Bond Fund was as follows:

                        % OF HOLDING
                        ------------
Treasuries                   3.0
Agencies                    20.4
AAA                          8.3
AA                           7.7
A                           27.8
BBB                         28.1
Other                        3.4
Cash & Equivalents           1.3
                           -----
Total                      100.0
                           =====

Short-Term Trading

     The Bond Fund may engage in short-term trading of portfolio securities as a principal investment strategy. The U.S. Government Fund may also engage in short-term trading of portfolio securities, although it is not a principal investment strategy of the U.S. Government Fund. Short-term trading may result in increased portfolio turnover. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which could detract from the Fund's performance.

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments

     The Bond Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis as a principal investment strategy. The U.S. Government Fund may also may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, although it is not a principal investment strategy of the U.S. Government Fund. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Foreign Securities

     The Bond Fund may invest up to 25% of its total assets in foreign securities. The U.S. Government Fund may invest up to 25% of its total assets in foreign securities, although not as a principal investment strategy. Foreign securities in which the Bond Fund typically invests are Yankee bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks and corporations. Foreign securities in which the Bond Fund may invest also include direct investments in non-U.S. dollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S.

     Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     To the extent the Bond Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that the Bond Fund is invested in foreign currency-denominated securities while also maintaining currency positions, it may be exposed to greater combined risk. The Bond Fund's net currency positions may expose it to risks independent of its securities positions.

Asset-Backed Securities

     The Bond Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

     In addition to credit and market risk, asset-backed securities may involve prepayment risk if the underlying assets (loans) may be prepaid at any time. The value of asset-backed securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

OTHER INVESTMENT STRATEGIES AND RISKS

     Further information about the Funds' other investment strategies and risks is set forth below.

Borrowing

     Money may be borrowed from banks for emergency purposes or redemptions. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

Exchange Traded Funds ("ETFs")

     The Bond Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including investment advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF's expenses

     The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity of an ETF could result in the ETF being a more volatile investment than owning the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Securities Lending

     Qualified institutions may borrow portfolio securities from a Fund on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. The Funds may lend securities on a short-term basis to qualified institutions. Each Fund may lend up to 33 1/3% of the of the value of the Fund's total assets (including the loan on collateral). The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

Stripped Securities

     Each Fund may invest in stripped securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

     Stripped securities may be sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect the Fund's total returns.

Temporary and Defensive Investing

     Each Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Each Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Variable and Floating Rate Instruments

     The Bond Fund may invest in variable and floating rate instruments, which have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit (default) risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Bond Fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds

     Each Fund may invest in zero coupon bonds, which are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

                       PUBLICATION OF PORTFOLIO HOLDINGS

     Each Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month on the Munder Funds website (www.munder.com) under the "All Holdings" link on the Fund's Profile Page. The three most recent previously published month-end portfolio holdings lists can be accessed through the "Historical All Holdings" link on the Fund's Profile Page. Each Fund may also publish other information on the Fund's Profile Page relating to its portfolio holdings (e.g. top ten holdings, sector information and other portfolio characteristic data) as of the end of the calendar month not earlier than 15 days after the end of such month. A description of the Funds' policies and procedures with respect to the disclosure of information regarding the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            AND FINANCIAL HIGHLIGHTS

     The performance data contained in the following commentary is based on Class Y Shares of each Fund for the one-year period ended June 30, 2004. Performance of the Funds' other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

     Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

U.S. GOVERNMENT FUND

     The U.S. Government Fund exhibited a return of -0.42% for the year ended June 30, 2004, relative to the -1.35% return for the Lehman Brothers Government Bond Index and the -1.18% median return for the Lipper universe of U.S. government mutual funds.

     Although performance reflected the negative environment for the government sector of the bond market during the year, the U.S. Government Fund posted a strong return, relative to its Lehman Brothers benchmark. The most positive impact on Fund performance came from the U.S. Government Fund's sector weightings, particularly its relatively heavy weighting of collateralized mortgage obligations (CMOs). The CMOs held in the U.S. Government Fund tended to be less sensitive to interest rate increases than other types of mortgage-backed securities, and therefore fared better as rates rose during the year. Issue selection and the maturity structure of the U.S. Government Fund also made a significant contribution to relative returns. Given the steepness of the yield curve, that is, the wide gap between shorter-term and longer-term rates, the U.S. Government Fund had a barbell maturity structure throughout the year. Historically, this type of structure, with the desired maturity reached through a combination of shorter and longer maturities, has the best relative performance when shorter-term and longer-term yields move closer together and the yield curve flattens. With the yields on two-year and three-year securities moving closer to the yields on longer-term securities during the year, the barbell structure was positive for the U.S. Government Fund's return.

HYPOTHETICAL AND TOTAL RETURNS

     The following graph represents the performance of the U.S. Government Fund since the inception of its oldest class of shares, Class Y Shares. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the U.S. Government Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

U.S. GOVERNMENT FUND

                                   CLASS Y SHARE HYPOTHETICAL

   -----------------------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [LINE GRAPH]

                                                                               LEHMAN GOV'T. BOND        LIPPER U.S. GOV'T FUNDS
                                                         CLASS Y                     INDEX#                     MEDIAN**
                                                         -------               ------------------        -----------------------
6/30/94                                                   10000                       10000                       10000
                                                          10000                       10000                       10000
                                                          10130                       10184                       10168
                                                          10128                       10186                       10174
                                                           9978                       10042                       10027
                                                           9957                       10035                       10001
                                                           9935                       10017                        9975
                                                          10002                       10078                       10041
                                                          10161                       10266                       10227
                                                          10385                       10487                       10453
                                                          10451                       10553                       10505
                                                          10577                       10691                       10636
                                                          10991                       11122                       11048
6/30/95                                                   11075                       11207                       11117
                                                          11035                       11166                       11073
                                                          11167                       11297                       11200
                                                          11276                       11405                       11307
                                                          11430                       11578                       11456
                                                          11607                       11759                       11613
                                                          11751                       11926                       11771
                                                          11795                       11999                       11828
                                                          11578                       11754                       11596
                                                          11507                       11656                       11504
                                                          11444                       11582                       11422
                                                          11426                       11562                       11379
6/30/96                                                   11582                       11711                       11512
                                                          11600                       11741                       11533
                                                          11593                       11715                       11499
                                                          11783                       11909                       11689
                                                          12059                       12171                       11941
                                                          12240                       12383                       12145
                                                          12119                       12257                       12019
                                                          12136                       12270                       12038
                                                          12185                       12287                       12052
                                                          12042                       12157                       11911
                                                          12229                       12332                       12086
                                                          12330                       12438                       12184
6/30/97                                                   12480                       12577                       12321
                                                          12817                       12935                       12645
                                                          12695                       12807                       12523
                                                          12884                       12999                       12705
                                                          13078                       13224                       12893
                                                          13081                       13291                       12946
                                                          13210                       13431                       13073
                                                          13373                       13632                       13239
                                                          13352                       13595                       13204
                                                          13409                       13633                       13235
                                                          13455                       13695                       13286
                                                          13615                       13836                       13419
6/30/98                                                   13724                       13993                       13537
                                                          13711                       14014                       13550
                                                          13993                       14379                       13827
                                                          14245                       14767                       14154
                                                          14089                       14717                       14062
                                                          14139                       14721                       14097
                                                          14199                       14754                       14133
                                                          14264                       14839                       14207
                                                          14064                       14486                       13909
                                                          14195                       14543                       13973
                                                          14211                       14576                       14007
                                                          14108                       14448                       13862
6/30/99                                                   14048                       14419                       13787
                                                          14043                       14397                       13717
                                                          13930                       14397                       13682
                                                          14098                       14514                       13836
                                                          14146                       14537                       13861
                                                          14156                       14517                       13842
                                                          14074                       14422                       13754
                                                          14022                       14442                       13709
                                                          14135                       14648                       13880
                                                          14398                       14905                       14085
                                                          14305                       14864                       14046
                                                          14293                       14873                       14032
6/30/00                                                   14610                       15137                       14300
                                                          14656                       15284                       14398
                                                          14855                       15510                       14613
                                                          15009                       15554                       14683
                                                          15086                       15703                       14789
                                                          15453                       16012                       15052
                                                          15712                       16331                       15338
                                                          15877                       16496                       15499
                                                          16071                       16684                       15640
                                                          16143                       16742                       15684
                                                          16030                       16572                       15562
                                                          16125                       16626                       15615
6/30/01                                                   16221                       16703                       15661
                                                          16609                       17104                       16011
                                                          16759                       17316                       16179
                                                          17022                       17617                       16420
                                                          17330                       18072                       16781
                                                          16994                       17667                       16450
                                                          16931                       17513                       16312
                                                          17036                       17627                       16435
                                                          17291                       17789                       16604
                                                          16994                       17403                       16298
                                                          17393                       17817                       16641
                                                          17534                       17924                       16742
6/30/02                                                   17751                       18175                       16925
                                                          18095                       18575                       17221
                                                          18341                       18943                       17472
                                                          18605                       19386                       17752
                                                          18438                       19231                       17668
                                                          18289                       19066                       17566
                                                          18643                       19527                       17889
                                                          18627                       19478                       17861
                                                          18869                       19792                       18087
                                                          18807                       19734                       18033
                                                          18921                       19825                       18111
                                                          19258                       20341                       18400
6/30/03                                                   19094                       20235                       18319
                                                          18462                       19399                       17676
                                                          18573                       19508                       17765
                                                          19080                       20075                       18202
                                                          18813                       19790                       18002
                                                          18832                       19814                       18032
                                                          18962                       19990                       18164
                                                          19110                       20156                       18280
                                                          19333                       20398                       18452
                                                          19484                       20578                       18572
                                                          18979                       19958                       18124
                                                          18900                       19884                       18041
6/30/04                                                   19014                       19966                       18137

                                                GROWTH OF A $10,000 INVESTMENT
                                                       SINCE INCEPTION
                                      --------------------------------------------------
                                                                               LIPPER
                                                                             U.S. GOV'T.
                                       WITH      WITHOUT    LEHMAN GOV'T.       FUNDS
CLASS AND INCEPTION DATE               LOAD       LOAD       BOND INDEX#      MEDIAN**
----------------------------------------------------------------------------------------
CLASS A
  (7/28/94)                           $17,744*   $18,487       $19,605         $17,837
CLASS B
  (9/6/95)                                N/A     15,535        17,674          16,194
CLASS C
  (8/12/96)                               N/A     14,892        17,006          15,725
CLASS K
  (7/5/94)                                N/A     18,545        19,966          18,137
CLASS Y
  (7/5/94)                                N/A     19,014        19,966          18,137

                                              AVERAGE ANNUAL TOTAL RETURNS
                               ----------------------------------------------------------
                                           ONE              FIVE                  SINCE
                                 ONE      YEAR      FIVE    YEARS     SINCE     INCEPTION
                                YEAR      W/OUT    YEARS    W/OUT   INCEPTION     W/OUT
CLASS AND INCEPTION DATE       W/LOAD     LOAD     W/LOAD   LOAD     W/LOAD       LOAD
-----------------------------------------------------------------------------------------
CLASS A
  (7/28/94)                    (4.65)%*  (0.67)%   5.09%*   5.95%     5.95%*      6.39%
CLASS B
  (9/6/95)                     (6.09)%+  (1.41)%   4.85%+   5.18%       N/A       5.12%
CLASS C
  (8/12/96)                    (2.35)%+  (1.41)%     N/A    5.18%       N/A       5.18%
CLASS K
  (7/5/94)                         N/A   (0.67)%     N/A    5.97%       N/A       6.38%
CLASS Y
  (7/5/94)                         N/A   (0.42)%     N/A    6.24%       N/A       6.64%

------------------------------------

*   Reflects the deduction of the maximum sales charge of 4.00% for Class A
    Shares.

+ Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

# The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as 8/1/94, 9/1/95, 8/1/96, 7/1/94, and 7/1/94, respectively.

** The Lipper U.S. Government Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 8/1/94, 9/1/95, 8/1/96, 7/1/94, and 7/1/94, respectively.

BOND FUND

     The Bond Fund earned a return of 0.12% for the year ended June 30, 2004, compared to the 0.21% return for 50%/50% blend of the Lehman Brothers Aggregate Bond Index and Lehman Brothers Credit Index and the -0.10% median return for the Lipper universe of corporate debt A-rated mutual funds.

     The greatest source of strength for the Bond Fund, relative to its Lehman Brothers blended benchmark, was the Bond Fund's maturity structure. Given the steepness of the yield curve, that is, the wide gap between shorter-term and longer-term interest rates, the Bond Fund had a barbell maturity structure during the year. (With a barbell maturity structure, the desired maturity is reached through a combination of shorter-term and longer-term maturities.) Historically, this structure contributes the most to relative returns when the gap in yields narrows. With the decline in the yield differential between two-year and three-year securities relative to longer-term maturities during the year, the barbell structure was positive for the Bond Fund. Sector weightings, issue selection and the Bond Fund's high quality focus also boosted relative performance for the year. Nevertheless, the positive impact on relative performance of these factors was not enough to boost Fund performance above that of its Lehman Brothers blended benchmark.

HYPOTHETICAL AND TOTAL RETURNS

     The following graph represents the performance of the oldest class of shares of the Bond Fund, Class Y Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Bond Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

BOND FUND

                                   CLASS Y SHARE HYPOTHETICAL

   -----------------------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [LINE GRAPH]

                                                                                                            LIPPER CORPORATE DEBT
                                                                LEHMAN AGGREGATE        LEHMAN BLENDED          A-RATED FUNDS
PERIOD                                       CLASS Y              BOND INDEX#               INDEX#                MEDIAN**
------                                       -------            ----------------        --------------      ---------------------
6/30/94                                       10000                  10000                  10000                   10000
                                              10151                  10199                  10226                   10172
                                              10161                  10211                  10238                   10175
                                              10025                  10061                  10067                   10019
                                               9996                  10052                  10051                    9992
                                               9970                  10030                  10032                    9969
                                              10036                  10099                  10108                   10040
                                              10207                  10299                  10316                   10212
                                              10427                  10544                  10587                   10449
                                              10486                  10609                  10663                   10523
                                              10622                  10757                  10827                   10673
                                              11024                  11173                  11292                   11116
6/30/95                                       11102                  11255                  11384                   11194
                                              11083                  11230                  11347                   11145
                                              11212                  11366                  11507                   11289
                                              11326                  11476                  11631                   11406
                                              11477                  11626                  11782                   11574
                                              11641                  11800                  11983                   11757
                                              11819                  11965                  12165                   11935
                                              11889                  12044                  12245                   11994
                                              11652                  11835                  11993                   11740
                                              11580                  11752                  11899                   11640
                                              11495                  11686                  11816                   11552
                                              11470                  11662                  11793                   11525
6/30/96                                       11602                  11819                  11959                   11666
                                              11627                  11851                  11986                   11689
                                              11591                  11831                  11957                   11658
                                              11788                  12036                  12188                   11867
                                              12036                  12304                  12490                   12137
                                              12261                  12514                  12730                   12368
                                              12140                  12398                  12584                   12233
                                              12145                  12436                  12611                   12248
                                              12167                  12467                  12654                   12282
                                              12025                  12329                  12485                   12129
                                              12192                  12514                  12673                   12301
                                              12284                  12633                  12805                   12408
6/30/97                                       12412                  12783                  12973                   12562
                                              12762                  13128                  13385                   12947
                                              12630                  13016                  13230                   12795
                                              12812                  13209                  13444                   12993
                                              13024                  13401                  13627                   13188
                                              13079                  13462                  13697                   13242
                                              13200                  13598                  13839                   13373
                                              13402                  13772                  14011                   13551
                                              13364                  13761                  14002                   13524
                                              13395                  13808                  14053                   13564
                                              13466                  13880                  14133                   13625
                                              13618                  14012                  14284                   13759
6/30/98                                       13743                  14131                  14398                   13872
                                              13758                  14160                  14407                   13880
                                              14036                  14391                  14558                   14088
                                              14398                  14728                  14965                   14408
                                              14264                  14650                  14809                   14260
                                              14318                  14733                  14991                   14358
                                              14377                  14778                  15036                   14408
                                              14463                  14883                  15164                   14506
                                              14128                  14622                  14851                   14190
                                              14218                  14703                  14945                   14277
                                              14238                  14750                  14990                   14302
                                              14086                  14620                  14823                   14138
6/30/99                                       14017                  14573                  14761                   14064
                                              13972                  14512                  14690                   14007
                                              13920                  14505                  14670                   13973
                                              14057                  14673                  14834                   14106
                                              14054                  14727                  14896                   14120
                                              14045                  14726                  14904                   14114
                                              13955                  14655                  14829                   14037
                                              13939                  14607                  14779                   14004
                                              14082                  14783                  14937                   14153
                                              14320                  14979                  15098                   14358
                                              14188                  14935                  15011                   14253
                                              14083                  14928                  14979                   14199
6/30/00                                       14411                  15238                  15324                   14489
                                              14594                  15377                  15486                   14610
                                              14799                  15600                  15700                   14812
                                              14899                  15698                  15791                   14885
                                              14836                  15802                  15851                   14946
                                              15125                  16061                  16084                   15182
                                              15388                  16359                  16390                   15476
                                              15691                  16626                  16747                   15722
                                              15847                  16771                  16893                   15870
                                              15857                  16855                  16987                   15938
                                              15675                  16784                  16921                   15830
                                              15826                  16885                  17050                   15930
6/30/01                                       15879                  16949                  17125                   15994
                                              16232                  17328                  17539                   16368
                                              16359                  17528                  17758                   16549
                                              16205                  17731                  17847                   16675
                                              16597                  18102                  18254                   17010
                                              16441                  17852                  18049                   16786
                                              16353                  17737                  17930                   16655
                                              16338                  17881                  18079                   16758
                                              16424                  18055                  18235                   16894
                                              16121                  17755                  17914                   16602
                                              16377                  18099                  18213                   16904
                                              16557                  18253                  18410                   17039
6/30/02                                       16639                  18412                  18503                   17134
                                              16818                  18635                  18611                   17275
                                              17097                  18950                  19009                   17579
                                              17391                  19257                  19344                   17848
                                              17148                  19168                  19187                   17694
                                              17158                  19162                  19310                   17735
                                              17560                  19559                  19794                   18120
                                              17563                  19577                  19834                   18125
                                              17864                  19847                  20169                   18388
                                              17844                  19831                  20167                   18368
                                              18044                  19996                  20437                   18561
                                              18518                  20367                  20950                   18938
6/30/03                                       18485                  20327                  20902                   18898
                                              17796                  19644                  20106                   18238
                                              17882                  19773                  20251                   18344
                                              18422                  20297                  20872                   18852
                                              18232                  20109                  20664                   18683
                                              18322                  20157                  20736                   18744
                                              18535                  20362                  20956                   18922
                                              18726                  20525                  21144                   19079
                                              18937                  20747                  21392                   19261
                                              19085                  20903                  21576                   19407
                                              18568                  20359                  20954                   18926
                                              18420                  20278                  20839                   18812
6/30/04                                       18508                  20393                  20941                   18897


                                        GROWTH OF A $10,000 INVESTMENT(1)
                           ------------------------------------------------------------
                                                  LEHMAN
                                                 AGGREGATE    LEHMAN      LIPPER CORP.
CLASS AND                   WITH      WITHOUT      BOND       BLENDED     DEBT A-RATED
INCEPTION DATE              LOAD       LOAD       INDEX#      INDEX#     FUNDS MEDIAN**
---------------------------------------------------------------------------------------
CLASS A
  (12/9/92)                $17,293*   $18,013     $20,393     $20,941       $18,897
CLASS B
  (3/13/96)                    N/A     14,765      17,232      17,461        16,097
CLASS C
  (3/25/96)                    N/A     14,688      17,354      17,599        16,235
CLASS K
  (11/23/92)                   N/A     18,029      20,393      20,941        18,897
CLASS Y
  (12/1/91)                    N/A     18,508      20,393      20,941        18,897

                                              AVERAGE ANNUAL TOTAL RETURNS
                       ---------------------------------------------------------------------------
                                   ONE              FIVE              TEN                  SINCE
                         ONE      YEAR      FIVE    YEARS    TEN     YEARS     SINCE     INCEPTION
CLASS AND               YEAR      W/OUT    YEARS    W/OUT   YEARS    W/OUT   INCEPTION     W/OUT
INCEPTION DATE         W/LOAD     LOAD     W/LOAD   LOAD    W/LOAD   LOAD     W/LOAD       LOAD
--------------------------------------------------------------------------------------------------
CLASS A
 (12/9/92)             (4.21)%*  (0.24)%   4.55%*   5.41%   5.63%*   6.06%     5.49%*      5.86%
CLASS B
 (3/13/96)             (5.67)%+  (0.87)%   4.33%+   4.66%     N/A      N/A       N/A       4.81%
CLASS C
 (3/25/96)             (1.93)%+  (0.97)%     N/A    4.62%     N/A      N/A       N/A       4.76%
CLASS K
 (11/23/92)                N/A   (0.24)%     N/A    5.43%     N/A    6.07%       N/A       5.85%
CLASS Y
 (12/1/91)                 N/A     0.12%     N/A    5.71%     N/A    6.35%       N/A       5.95%

------------------------------------

(1) Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*   Reflects the deduction of the maximum sales charge of 4.00% for Class A
    Shares.

+ Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

# The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 3/1/96, 4/1/96, 7/1/94, and 7/1/94,
   respectively.

** The Lipper Corporate Debt A-Rated Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 3/1/96, 4/1/96, 7/1/94, and 7/1/94, respectively.

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand each Fund's financial performance of the past 5 and one half years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of a Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Funds' financial statements, are included in the annual reports of the

Funds, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2004 has not been audited and is included in the semi-annual reports of the Funds and is also incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Funds' most recent annual and semi-annual reports. You also may obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

                                                  U.S. GOVERNMENT FUND (A)
                         --------------------------------------------------------------------------
                           PERIOD
                            ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                         12/31/04(C)     ENDED        ENDED        ENDED       ENDED       ENDED
                         (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01    6/30/00(C)
                          A SHARES      A SHARES     A SHARES     A SHARES    A SHARES    A SHARES
                         -----------   ----------   ----------   ----------   --------   ----------
Net asset value,
 beginning of period       $ 10.09      $ 10.77      $ 10.53      $ 10.20      $ 9.79      $10.03
                           -------      -------      -------      -------      ------      ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income         0.20         0.42         0.51         0.56        0.60        0.59
Net realized and
 unrealized gain/(loss)
 on investments               0.19        (0.49)        0.25         0.35        0.42       (0.23)
                           -------      -------      -------      -------      ------      ------
Total from investment
 operations                   0.39        (0.07)        0.76         0.91        1.02        0.36
                           -------      -------      -------      -------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income           (0.25)       (0.61)       (0.52)       (0.58)      (0.61)      (0.60)
Distributions from net
 realized gains                 --           --           --           --          --       (0.00)(d)
Distributions in excess
 of net realized gains          --           --           --           --          --       (0.00)(d)
                           -------      -------      -------      -------      ------      ------
Total distributions          (0.25)       (0.61)       (0.52)       (0.58)      (0.61)      (0.60)
                           -------      -------      -------      -------      ------      ------
Net asset value, end of
 period                    $ 10.23      $ 10.09      $ 10.77      $ 10.53      $10.20      $ 9.79
                           =======      =======      =======      =======      ======      ======
TOTAL RETURN (B)              3.85%       (0.67)%       7.31%        9.15%      10.52%       3.84%
                           =======      =======      =======      =======      ======      ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)         $13,300      $14,053      $18,559      $12,739      $8,153      $3,988
Ratio of operating
 expenses to average
 net assets                   1.21%(e)     1.14%        1.03%        0.94%       0.97%       0.97%
Ratio of net investment
 income to average net
 assets                       3.92%(e)     4.06%        4.73%        5.37%       5.86%       6.07%
Portfolio turnover rate         12%          52%          28%          19%         23%         15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers              1.21%(e)     1.14%        1.03%        0.94%       0.97%       0.97%

------------------------------------
(a) The Munder U.S. Government Income Fund Class A Shares commenced operations on July 28, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                                  U.S. GOVERNMENT FUND (A)
                         --------------------------------------------------------------------------
                           PERIOD
                            ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                         12/31/04(C)     ENDED        ENDED        ENDED       ENDED       ENDED
                         (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01    6/30/00(C)
                          B SHARES      B SHARES     B SHARES     B SHARES    B SHARES    B SHARES
                         -----------   ----------   ----------   ----------   --------   ----------
Net asset value,
 beginning of period       $10.10        $10.78      $ 10.55      $ 10.21     $  9.79      $10.03
                           ------        ------      -------      -------     -------      ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income        0.16          0.34         0.43         0.48        0.52        0.52
Net realized and
 unrealized gain/(loss)
 on investments              0.19         (0.49)        0.24         0.36        0.43       (0.24)
                           ------        ------      -------      -------     -------      ------
Total from investment
 operations                  0.35         (0.15)        0.67         0.84        0.95        0.28
                           ------        ------      -------      -------     -------      ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income          (0.21)        (0.53)       (0.44)       (0.50)      (0.53)      (0.52)
Distributions from net
 realized gains                --            --           --           --          --       (0.00)(d)
Distributions in excess
 of net realized gains         --            --           --           --          --       (0.00)(d)
                           ------        ------      -------      -------     -------      ------
Total distributions         (0.21)        (0.53)       (0.44)       (0.50)      (0.53)      (0.52)
                           ------        ------      -------      -------     -------      ------
Net asset value, end of
 period                    $10.24        $10.10      $ 10.78      $ 10.55     $ 10.21      $ 9.79
                           ======        ======      =======      =======     =======      ======
TOTAL RETURN (B)             3.45%        (1.41)%       6.40%        8.43%       9.90%       2.97%
                           ======        ======      =======      =======     =======      ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)         $8,449        $9,492      $20,631      $14,759     $10,455      $5,270
Ratio of operating
 expenses to average
 net assets                  1.96%(e)      1.89%        1.78%        1.69%       1.72%       1.72%
Ratio of net investment
 income to average net
 assets                      3.17%(e)      3.31%        3.98%        4.62%       5.11%       5.32%
Portfolio turnover rate        12%           52%          28%          19%         23%         15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers             1.96%(e)      1.89%        1.78%        1.69%       1.72%       1.72%

------------------------------------
(a) The Munder U.S. Government Income Fund Class B Shares commenced operations on September 6, 1995.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                                  U.S. GOVERNMENT FUND (A)
                         --------------------------------------------------------------------------
                           PERIOD
                            ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                         12/31/04(C)     ENDED        ENDED        ENDED       ENDED       ENDED
                         (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01    6/30/00(C)
                          C SHARES      C SHARES     C SHARES     C SHARES    C SHARES    C SHARES
                         -----------   ----------   ----------   ----------   --------   ----------
Net asset value,
 beginning of period       $10.09        $10.77       $10.53       $10.20      $ 9.77      $10.02
                           ------        ------       ------       ------      ------      ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income        0.16          0.34         0.43         0.48        0.52        0.52
Net realized and
 unrealized
 gain/(loss) on
 investments                 0.19         (0.49)        0.25         0.35        0.44       (0.25)
                           ------        ------       ------       ------      ------      ------
Total from investment
 operations                  0.35         (0.15)        0.68         0.83        0.96        0.27
                           ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income          (0.21)        (0.53)       (0.44)       (0.50)      (0.53)      (0.52)
Distributions from net
 realized gains                --            --           --           --          --       (0.00)(d)
Distributions in excess
 of net realized gains         --            --           --           --          --       (0.00)(d)
                           ------        ------       ------       ------      ------      ------
Total distributions         (0.21)        (0.53)       (0.44)       (0.50)      (0.53)      (0.52)
                           ------        ------       ------       ------      ------      ------
Net asset value, end of
 period                    $10.23        $10.09       $10.77       $10.53      $10.20      $ 9.77
                           ======        ======       ======       ======      ======      ======
TOTAL RETURN (B)             3.45%        (1.41)%       6.51%        8.33%      10.02%       2.87%
                           ======        ======       ======       ======      ======      ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)         $1,864        $2,269       $3,684       $2,295      $2,301      $1,228
Ratio of operating
 expenses to average net
 assets                      1.96%(e)      1.89%        1.78%        1.69%       1.72%       1.72%
Ratio of net investment
 income to average net
 assets                      3.17%(e)      3.31%        3.98%        4.62%       5.11%       5.32%
Portfolio turnover rate        12%           52%          28%          19%         23%         15%
Ratio of operating
 expenses to average net
 assets without expense
 waivers                     1.96%(e)      1.89%        1.78%        1.69%       1.72%       1.72%

------------------------------------
(a) The Munder U.S. Government Income Fund Class C Shares commenced operations on August 12, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                                  U.S. GOVERNMENT FUND (A)
                         --------------------------------------------------------------------------
                           PERIOD
                            ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                         12/31/04(C)     ENDED        ENDED        ENDED       ENDED       ENDED
                         (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01    6/30/00(C)
                          K SHARES      K SHARES     K SHARES     K SHARES    K SHARES    K SHARES
                         -----------   ----------   ----------   ----------   --------   ----------
Net asset value,
 beginning of period       $ 10.10      $ 10.78      $  10.55     $  10.21    $  9.79     $  10.03
                           -------      -------      --------     --------    --------    --------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income         0.20         0.42          0.51         0.56       0.59         0.60
Net realized and
 unrealized
 gain/(loss) on
 investments                  0.19        (0.49)         0.24         0.36       0.44        (0.24)
                           -------      -------      --------     --------    --------    --------
Total from investment
 operations                   0.39        (0.07)         0.75         0.92       1.03         0.36
                           -------      -------      --------     --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net
 investment income           (0.25)       (0.61)        (0.52)       (0.58)     (0.61)       (0.60)
Distributions from net
 realized gains                 --           --            --           --         --        (0.00)(d)
Distributions in excess
 of net realized gains          --           --            --           --         --        (0.00)(d)
                           -------      -------      --------     --------    --------    --------
Total distributions          (0.25)       (0.61)        (0.52)       (0.58)     (0.61)       (0.60)
                           -------      -------      --------     --------    --------    --------
Net asset value, end of
 period                    $ 10.24      $ 10.10      $  10.78     $  10.55    $ 10.21     $   9.79
                           =======      =======      ========     ========    ========    ========
TOTAL RETURN (B)              3.85%       (0.67)%        7.20%        9.25%     10.74%        3.74%
                           =======      =======      ========     ========    ========    ========
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)         $48,081      $50,305      $132,875     $153,065    $170,872    $177,334
Ratio of operating
 expenses to average net
 assets                       1.21%(e)     1.14%         1.03%        0.94%      0.97%        0.97%
Ratio of net investment
 income to average net
 assets                       3.92%(e)     4.06%         4.73%        5.37%      5.86%        6.07%
Portfolio turnover rate         12%          52%           28%          19%        23%          15%
Ratio of operating
 expenses to average net
 assets without expense
 waivers                      1.21%(e)     1.14%         1.03%        0.94%      0.97%        0.97%

------------------------------------
(a) The Munder U.S. Government Income Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                                       U.S. GOVERNMENT
                                                          FUND (A)
                                                       ---------------
                                                        PERIOD ENDED
                                                         12/31/04(C)
                                                         (UNAUDITED)
                                                          R SHARES
                                                        ------------
Net asset value, beginning of period                       $10.10
                                                           ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                        0.18
Net realized and unrealized gain/(loss) on investments       0.16
                                                           ------
Total from investment operations                             0.34
                                                           ------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (0.20)
Distributions from net realized gains                          --
Distributions in excess of net realized gains                  --
                                                           ------
Total distributions                                         (0.20)
                                                           ------
Net asset value, end of period                             $10.24
                                                           ======
TOTAL RETURN (B)                                             3.37%
                                                           ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $    2
Ratio of operating expenses to average net assets            1.46%(d)
Ratio of net investment income to average net assets         4.00%(d),(e)
Portfolio turnover rate                                        12%
Ratio of operating expenses to average net assets
  without expense waivers                                    1.46%(d)

------------------------------------
(a) The Munder U.S. Government Income Fund Class R Shares commenced operations on July 29, 2004.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.
(d) Annualized.
(e) Ratio of net investment income to average net assets varies by class in an amount other than the differing 12b-1 fees due to the mid-period commencement of the class.

                                                  U.S. GOVERNMENT FUND (A)
                         --------------------------------------------------------------------------
                           PERIOD
                            ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                         12/31/04(C)     ENDED        ENDED        ENDED       ENDED       ENDED
                         (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01    6/30/00(C)
                          Y SHARES      Y SHARES     Y SHARES     Y SHARES    Y SHARES    Y SHARES
                         -----------   ----------   ----------   ----------   --------   ----------
Net asset value,
 beginning of period       $ 10.10      $ 10.78      $ 10.54      $ 10.21     $  9.79     $ 10.03
                           -------      -------      -------      -------     -------     -------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income         0.22         0.45         0.54         0.59        0.62        0.62
Net realized and
 unrealized gain/(loss)
 on investments               0.18        (0.50)        0.24         0.35        0.43       (0.24)
                           -------      -------      -------      -------     -------     -------
Total from investment
 operations                   0.40        (0.05)        0.78         0.94        1.05        0.38
                           -------      -------      -------      -------     -------     -------
LESS DISTRIBUTIONS:
Dividends from net
 investment income           (0.26)       (0.63)       (0.54)       (0.61)      (0.63)      (0.62)
Distributions from net
 realized gains                 --           --           --           --          --       (0.00)(d)
Distributions in excess
 of net realized gains          --           --           --           --          --       (0.00)(d)
                           -------      -------      -------      -------     -------     -------
Total distributions          (0.26)       (0.63)       (0.54)       (0.61)      (0.63)      (0.62)
                           -------      -------      -------      -------     -------     -------
Net asset value, end of
 period                    $ 10.24      $ 10.10      $ 10.78      $ 10.54     $ 10.21     $  9.79
                           =======      =======      =======      =======     =======     =======
TOTAL RETURN (B)              3.98%       (0.42)%       7.57%        9.42%      11.03%       4.00%
                           =======      =======      =======      =======     =======     =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)         $21,246      $21,177      $31,518      $39,843     $29,599     $32,453
Ratio of operating
 expenses to average net
 assets                       0.96%(e)     0.89%        0.78%        0.69%       0.72%       0.72%
Ratio of net investment
 income to average net
 assets                       4.17%(e)     4.31%        4.98%        5.62%       6.11%       6.32%
Portfolio turnover rate         12%          52%          28%          19%         23%         15%
Ratio of operating
 expenses to average net
 assets without expense
 waivers                      0.96%(e)     0.89%        0.78%        0.69%       0.72%       0.72%

------------------------------------
(a) The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                                      BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        A SHARES      A SHARES     A SHARES     A SHARES     A SHARES     A SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.47        $ 9.89       $ 9.34       $ 9.49       $ 9.23       $ 9.62
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.16          0.35         0.40         0.53         0.60         0.57
Net realized and
 unrealized
 gain/(loss) on
 investments               0.23         (0.37)        0.60        (0.12)        0.28        (0.33)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.39         (0.02)        1.00         0.41         0.88         0.24
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.22)        (0.40)       (0.45)       (0.56)       (0.62)       (0.57)
Distributions from net
 realized capital
 gains                       --            --           --           --           --        (0.06)
                         ------        ------       ------       ------       ------       ------
Total distributions       (0.22)        (0.40)       (0.45)       (0.56)       (0.62)       (0.63)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.64        $ 9.47       $ 9.89       $ 9.34       $ 9.49       $ 9.23
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           4.10%        (0.24)%      10.93%        4.41%        9.80%        2.57%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $4,019        $4,117       $5,019       $6,697       $6,139       $2,652
Ratio of operating
 expenses to average
 net assets                1.38%(d)      1.25%        1.10%        0.95%        0.98%        0.99%
Ratio of net
 investment income to
 average net assets        3.34%(d)      3.67%        4.14%        5.59%        6.30%        6.10%
Portfolio turnover
 rate                        42%          148%         207%         185%         347%         205%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           1.38%(d)      1.25%        1.10%        0.95%        0.98%        0.99%

------------------------------------
(a) The Munder Bond Fund Class A Shares commenced operations on December 9,
    1992.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Annualized.

                                                      BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        B SHARES      B SHARES     B SHARES     B SHARES     B SHARES     B SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.48        $ 9.89       $ 9.35       $ 9.50       $ 9.23       $ 9.61
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.13          0.28         0.32         0.46         0.53         0.50
Net realized and
 unrealized
 gain/(loss) on
 investments               0.21         (0.37)        0.59        (0.12)        0.29        (0.32)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.34         (0.09)        0.91         0.34         0.82         0.18
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.18)        (0.32)       (0.37)       (0.49)       (0.55)       (0.50)
Distributions from net
 realized capital
 gains                       --            --           --           --           --        (0.06)
                         ------        ------       ------       ------       ------       ------
Total distributions       (0.18)        (0.32)       (0.37)       (0.49)       (0.55)       (0.56)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.64        $ 9.48       $ 9.89       $ 9.35       $ 9.50       $ 9.23
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           3.59%        (0.87)%       9.98%        3.63%        9.10%        1.90%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $4,632        $5,522       $9,267       $7,255       $6,833       $3,514
Ratio of operating
 expenses to average
 net assets                2.13%(d)      2.00%        1.85%        1.70%        1.73%        1.74%
Ratio of net
 investment income to
 average net assets        2.59%(d)      2.92%        3.39%        4.84%        5.55%        5.35%
Portfolio turnover
 rate                        42%          148%         207%         185%         347%         205%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           2.13%(d)      2.00%        1.85%        1.70%        1.73%        1.74%

------------------------------------
(a) The Munder Bond Fund Class B Shares commenced operations on March 13, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Annualized.

                                                      BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        C SHARES      C SHARES     C SHARES     C SHARES     C SHARES     C SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.52        $ 9.94       $ 9.39       $ 9.54       $ 9.27       $ 9.66
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.13          0.28         0.33         0.46         0.53         0.50
Net realized and
 unrealized
 gain/(loss) on
 investments               0.22         (0.38)        0.59        (0.12)        0.29        (0.33)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.35         (0.10)        0.92         0.34         0.82         0.17
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.18)        (0.32)       (0.37)       (0.49)       (0.55)       (0.50)
Distributions from
 net realized capital
 gains                       --            --           --           --           --        (0.06)
                         ------        ------       ------       ------       ------       ------
Total distributions       (0.18)        (0.32)       (0.37)       (0.49)       (0.55)       (0.56)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.69        $ 9.52       $ 9.94       $ 9.39       $ 9.54       $ 9.27
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           3.68%        (0.97)%      10.05%        3.61%        9.06%        1.79%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $  526        $  543       $1,036       $  988       $  930       $  338
Ratio of operating
 expenses to average
 net assets                2.13%(d)      2.00%        1.85%        1.70%        1.73%        1.74%
Ratio of net
 investment income to
 average net assets        2.59%(d)      2.92%        3.39%        4.84%        5.55%        5.35%
Portfolio turnover
 rate                        42%          148%         207%         185%         347%         205%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           2.13%(d)      2.00%        1.85%        1.70%        1.73%        1.74%

------------------------------------
(a) The Munder Bond Fund Class C Shares commenced operations on March 25, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Annualized.

                                                      BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        K SHARES      K SHARES     K SHARES     K SHARES     K SHARES     K SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $  9.48      $  9.90      $  9.35      $  9.50      $  9.24      $  9.62
                         -------      -------      -------      -------      -------      -------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income       0.16         0.36         0.40         0.53         0.60         0.57
Net realized and
 unrealized
 gain/(loss) on
 investments                0.22        (0.38)        0.60        (0.12)        0.28        (0.32)
                         -------      -------      -------      -------      -------      -------
Total from investment
 operations                 0.38         0.02         1.00         0.41         0.88         0.25
                         -------      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends from net
 investment income         (0.22)       (0.40)       (0.45)       (0.56)       (0.62)       (0.57)
Distributions from
 net realized capital
 gains                        --           --           --           --           --        (0.06)
                         -------      -------      -------      -------      -------      -------
Total distributions        (0.22)       (0.40)       (0.45)       (0.56)       (0.62)       (0.63)
                         -------      -------      -------      -------      -------      -------
Net asset value, end
 of period               $  9.64      $  9.48      $  9.90      $  9.35      $  9.50      $  9.24
                         =======      =======      =======      =======      =======      =======
TOTAL RETURN (B)            3.99%       (0.24)%      10.92%        4.41%        9.79%        2.68%
                         =======      =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $10,715      $12,444      $40,172      $46,312      $48,685      $40,150
Ratio of operating
 expenses to average
 net assets                 1.38%(d)     1.25%        1.10%        0.95%        0.98%        0.99%
Ratio of net
 investment income to
 average net assets         3.34%(d)     3.67%        4.14%        5.59%        6.30%        6.10%
Portfolio turnover
 rate                         42%         148%         207%         185%         347%         205%
Ratio of operating
 expenses to average
 net assets without
 expense waivers            1.38%(d)     1.25%        1.10%        0.95%        0.98%        0.99%

------------------------------------
(a) The Munder Bond Fund Class K Shares commenced operations on November 23,
    1992.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Annualized.

                                                      BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        Y SHARES      Y SHARES     Y SHARES     Y SHARES     Y SHARES     Y SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning
 of period               $  9.49      $  9.90      $  9.36      $  9.50      $   9.24     $   9.62
                         -------      -------      -------      -------      --------     --------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income       0.17         0.38         0.42         0.56          0.62         0.59
Net realized and
 unrealized
 gain/(loss) on
 investments                0.22        (0.37)        0.59        (0.12)         0.29        (0.32)
                         -------      -------      -------      -------      --------     --------
Total from investment
 operations                 0.39         0.01         1.01         0.44          0.91         0.27
                         -------      -------      -------      -------      --------     --------
LESS DISTRIBUTIONS:
Dividends from net
 investment income         (0.23)       (0.42)       (0.47)       (0.58)        (0.65)       (0.59)
Distributions from
 net realized capital
 gains                        --           --           --           --            --        (0.06)
                         -------      -------      -------      -------      --------     --------
Total distributions        (0.23)       (0.42)       (0.47)       (0.58)        (0.65)       (0.65)
                         -------      -------      -------      -------      --------     --------
Net asset value, end
 of period               $  9.65      $  9.49      $  9.90      $  9.36      $   9.50     $   9.24
                         =======      =======      =======      =======      ========     ========
TOTAL RETURN (B)            4.11%        0.12%       11.07%        4.78%        10.07%        2.94%
                         =======      =======      =======      =======      ========     ========
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period
 (in 000's)              $30,512      $31,590      $45,110      $72,628      $111,198     $115,171
Ratio of operating
 expenses to average
 net assets                 1.13%(d)     1.00%        0.85%        0.70%         0.73%        0.74%
Ratio of net
 investment income to
 average net assets         3.59%(d)     3.92%        4.39%        5.84%         6.55%        6.35%
Portfolio turnover
 rate                         42%         148%         207%         185%          347%         205%
Ratio of operating
 expenses to average
 net assets without
 expense waivers            1.13%(d)     1.00%        0.85%        0.70%         0.73%        0.74%

------------------------------------
(a) The Munder Bond Fund Class Y Shares commenced operations on December 1,
    1991.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.
(d) Annualized.

                   HOW TO PURCHASE, SELL AND EXCHANGE SHARES

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A, Class B & Class C Shares

     All investors are eligible to purchase Class A, Class B or Class C shares.

Class K Shares

     Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

     The Funds may refuse purchase orders from ineligible investors who select Class K shares. Alternatively, ineligible investors may be issued Class A shares.

Class Y Shares

     Only the following investors may purchase Class Y shares:

     - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients);

     - directors, trustees, officers and employees of the Munder Funds or MCM;

     - MCM's investment advisory clients; and

     - family members of employees of MCM.

     The Funds may refuse purchase orders from ineligible investors who select Class Y shares. Alternatively, ineligible investors may be issued Class A shares.

METHODS FOR PURCHASING SHARES

     Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

     Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds' distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

     For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

     You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

     You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares.

     For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

     For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below.

     To obtain an Account Application, your account number or more information, call (800) 438-5789.

          Wire Instructions
          Bank ABA/Routing #: 031000053
          Bank Account Number: 8606905396
          Bank Account Name: The Munder Funds
          RFB: (Fund Name and Class)
          OBI: (Your Name and Acct #)

     You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer

     For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed and you must not decline your electronic funds transfer purchase privilege. Once your account has been established you can make investments by electronic funds transfer ("EFT").

     For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT. To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com. Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan ("AIP")

     Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

     - Name;

     - Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

     Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

     After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value ("NAV") next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares.

Investment Minimums (Class A, B & C Shares)

     The minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts ("IRAs"), Education Savings Accounts ("ESAs"), 403(b), Uniform Gifts to Minor Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts is $500 per Fund. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the AIP, the minimum initial and subsequent investment per Fund is $50.

     Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services or through certain retirement plans.

     We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders. If you wish to invest more than $100,000, you should purchase Class A or Class C shares.

Investment Minimums (Class K Shares)

     There is no minimum initial or subsequent investment for Class K shares.

Investment Minimums (Class Y Shares)

     The minimum initial investment by institutional investors is $1 million. Other eligible investors are not subject to any minimum. Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services or through certain retirement plans. There is no minimum for subsequent investments by any investor in Class Y shares.

     We reserve the right to waive any investment minimum.

Accounts Below Minimums

     If your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

     Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

     We further reserve the right, upon 30 days' advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. A CDSC may be applied if we redeem your account.

Timing of Orders

     Purchase orders must be received by the Funds or an authorized agent of the Funds (such as the Funds' distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary) before the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

     Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

     Contact your broker, financial intermediary or other financial institution for more information.

By Mail

     You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration;
(4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below).

     All redemption requests should be sent to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

     For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

     For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

     If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving $50,000 or less per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

     The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day's closing share price.

     You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

     If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal Identification Number
(PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

     As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

     You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan ("SWP")

     If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

     Free checkwriting is available to Class A and Class Y shareholders of the Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

     In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

     If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Medallion Signature Guarantee

     For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

     - redemption proceeds greater than $50,000;

     - redemption proceeds not being made payable to the record owner of the account;

     - redemption proceeds not being mailed to the address of record on the account;

     - redemption proceeds being mailed to address of record that has changed within the last 30 days;

     - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

     - change in ownership or registration of the account; or

     - changes to banking information without a voided check being supplied.

     We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K or Class Y share redemptions. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

     Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

     During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

     Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

     Contact your broker, financial intermediary or other financial institution for more information.

By Mail

     You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration.

     All exchange requests should be sent to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

By Telephone

     If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

     The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day's closing share price.

By Internet

     If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number
(PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789. The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

     - You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

     - If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

     - Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

     - Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange. Any Class C or II shares of a Fund you held on October 31, 2003 (the date on which such shares were converted and/or reclassified as Class C shares of the Fund) that can be traced back to a purchase of Class II shares will be subject to a one-year CDSC period (calculated from the time of purchase of the Class II shares) rather than the eighteen-month CDSC period that applied at the time of the original purchase of the Class II shares.

     - You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

     - A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

     - Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

     - Brokers or financial intermediaries may charge you a fee for handling exchanges.

     - We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS

     - We consider purchase, exchange or redemption orders to be in "proper form" when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

     - We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

     - At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

     - We may delay sending redemption proceeds for up to seven days, or longer if permitted by the SEC.

     - To limit the Funds' expenses, we no longer issue share certificates.

     - We may temporarily stop redeeming shares if: (i) the NYSE is closed; (ii) trading on the NYSE is restricted; (iii) an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or (iv) the SEC orders the Fund to suspend redemptions.

     - We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, MCM, the Funds' distributor nor the Funds' transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

     - If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

     - Brokers and other financial intermediaries may charge their customers a processing or servicing fee in connection with the purchase or redemption of Fund shares.

     - Normally we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

     - We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

REINSTATEMENT PRIVILEGE

     For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund's shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund's shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

     The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable. The Munder Funds' policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund's prospectus, will be assessed against those redemption proceeds.

     The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of "round trip" exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

     Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds' ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. (However, there is no guarantee that this goal will be achieved.) Finally, it is important to recognize that "market timing" and "excessive trading" are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

APPLICABLE SALES CHARGE

FRONT-END SALES CHARGE -- CLASS A SHARES

     You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

                                            SALES CHARGE AS A
                                              PERCENTAGE OF:
                                       ----------------------------
                                       OFFERING PRICE    NET AMOUNT
AMOUNT OF PURCHASE                           %           INVESTED %
------------------                     --------------    ----------
Less than $100,000                          4.00            4.17
$100,000 but less than $250,000             3.00            3.09
$250,000 but less than $500,000             2.00            2.04
$500,000 but less than $1,000,000           1.25            1.27
$1,000,000 or more                          None*           None*

------------------------------------
* No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS -- CLASS A SHARES

General

     We will waive the initial sales charge on Class A shares for the following types of purchasers:

     1. individuals with an investment account or relationship with the Fund's investment advisor;

     2. full-time employees and retired employees of the Fund's investment advisor or its affiliates, employees of the Fund's service providers and immediate family members of such persons;

     3. registered broker-dealers or financial intermediaries that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives or full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     4. certain qualified employee benefit plans and employer-sponsored retirement plans;

     5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund's investment advisor;

     6. individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

     7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

     8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients.

     For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

     You may qualify for reduced sales charges in the following cases:

Letter of Intent

     If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Munder equity funds (except the Munder Index 500 Fund) begin when aggregate investments exceed $25,000. For the Munder Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

     To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

     Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation

     For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, you may add to the amount of the purchase the market value of any Class A shares of non-money market Munder Funds already owned by you, your spouse, your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

     If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

     In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you may need to inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales load reduction. This may include, if applicable, information or records regarding:

     - shares of the Munder Fund(s) held in all accounts you may have at your broker or another financial intermediary; and

     - shares of the Munder Fund(s) held at any financial intermediary by related parties of the shareholder, such as your spouse or minor children.

     For further information on sales charge reductions, call (800) 438-5789.

CDSCS

     You are subject to a CDSC when you redeem:

     - Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;

     - Class B shares within six years of buying them; or

     - Class C shares within one year of buying them.

     These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of a Fund.

     The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

     The CDSC for Class A shares and Class C shares, if applicable, is 1.00%. The CDSC schedule for Class B shares is set forth below.

YEAR SINCE
PURCHASED                     CDSC
----------                    -----
First                         5.00%
Second                        4.00%
Third                         3.00%
Fourth                        3.00%
Fifth                         2.00%
Sixth                         1.00%
Seventh and thereafter        0.00%

     If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

CDSC WAIVERS

     We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

     - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;

     - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and

     - (Class B shares only) redemptions through a Systematic Withdrawal Plan
       (SWP) of up to 10% per year of an account's NAV. For example, if your balance at the time a SWP is established is $10,000, you may establish a $100 monthly or $250 quarterly (or $1,000 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see "Redemption
       Information -- Methods for Redeeming Shares."

     Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund's Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

     The Funds have a Combined Distribution and Service Plan with respect to each Fund's Class A, Class B, Class C and Class K shares. The Plan allows a Fund to pay distribution and other fees for the sale of its Class A, Class B and Class C shares and for services provided to shareholders of its Class A, Class B, Class C and Class K shares.

     Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund may pay up to 0.25% of the average daily net assets of its Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or the Fund's service providers to provide such services. A Fund may also pay up to 0.75% of the average daily net assets of its Class B and Class C shares to finance activities relating to the distribution of those shares.

     Because the fees are paid out of a Fund's assets attributable to its Class A, Class B, Class C and Class K shares on an ongoing basis, over time these fees will increase the cost of an investment in the Class A, Class B, Class C or Class K shares of the Fund and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

     In addition to paying fees under the Funds' Combined Distribution and Service Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of MCM (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

     MCM or the distributor for the Funds, out of their own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Funds, including affiliates of MCM. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees), service fees and other fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. MCM or the distributor for the Funds may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

     In addition, while the Funds' distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Funds' distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read "Additional Compensation Paid to Intermediaries" in the Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789.

     From time to time, MCM or the distributor for the Funds may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

     Each Fund's NAV is calculated each day on which the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class of its shares. NAV is calculated by:

     1. taking the current value of the Fund's total assets allocated to a particular class of shares,

     2. subtracting the liabilities and expenses charged to that class, and

     3. dividing that amount by the total number of shares of that class outstanding.

     Each Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

     If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Funds. Current market values may be considered to be not readily available for a security when transactions in the security are infrequent, the validity of quotations appears questionable, there is a thin market, the size of reported trades is not considered representative of a company's holdings (as in the case of certain debt securities), trading for a security is restricted or halted, or a significant event that may affect the value of a security occurs after the close of a related exchange but before the determination of a Fund's NAV.

     Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees for each Fund to fair value the Fund's securities contemplate that MCM will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

     Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. Each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign currency exchange rates are generally determined as of the close of trading on the London Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at those rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of each Fund's shares may change on days when shareholders are not able to buy or sell their shares.

     Occasionally, events that affect the value of each Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If MCM believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees. Each Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure each Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS

     As a shareholder of a Fund, you are entitled to your share of that Fund's net income and capital gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

     A Fund declares and pays dividend distributions, if any, monthly. A Fund distributes its net realized capital gains, if any, at least annually.

     It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares. A Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

     Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

     You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

     Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund's income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

     Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

     Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year a Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES AND EXCHANGES

     If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

     If you buy shares of a Fund just before a Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution. If you have not provided complete, correct taxpayer information, by law, a Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone: (800) 438-5789
By mail:
  The Munder Funds
  P.O. Box 9701
  Providence, RI 02940

By overnight delivery:
  The Munder Funds
  101 Sabin Street
  Pawtucket, RI 02860

For other inquiries or complaints:

By telephone: (800) 468-6337
By mail:
  The Munder Funds
  Attn: Secretary
  480 Pierce St.
  Birmingham, MI 48009

By e-mail:
  fundcontact@munder.com.

                      INFORMATION ABOUT MANAGEMENT OF THE
                     U.S. GOVERNMENT FUND AND THE BOND FUND

INVESTMENT ADVISOR

     Founded in 1985, Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of both the U.S. Government Fund and the Bond Fund. As of March 31, 2005, MCM had approximately $36.7 billion in assets under management, of which $18.9 billion were invested in equity securities, $8.8 billion were invested in money market or other short-term instruments, $8.3 billion were invested in other fixed income securities and $0.7 billion were invested in balanced investments.

     MCM provides overall investment management for the U.S. Government Fund and the Bond Fund, provides research and credit analysis concerning the Funds' portfolio securities and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 2004, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund as follows:

U.S. Government Fund                       0.50%
Bond Fund                                  0.50%

PORTFOLIO MANAGERS

     The U.S. Government Fund is managed by Peter Root. Mr. Root has been the manager of the U.S. Government Fund since the Fund's inception and is responsible for the day-to-day management of the Fund's assets.

     The Bond Fund is co-managed by Michael Krushena and Peter Root. Mr. Krushena has been co-manager of the Bond Fund since joining MCM in 1994 and is primarily responsible for the day-to-day management of the Bond Fund's assets. Mr. Root has been co-manager of the Bond Fund since the Fund's inception.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information.

PETER G. ROOT -- MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER, FIXED INCOME

     Mr. Root oversees the fixed income area of MCM, directing fixed income strategy, managing institutional portfolios, and trading securities. He also co-manages domestic and international fixed income mutual funds. Mr. Root joined MCM in 1991 as a fixed income portfolio manager and has been actively managing portfolios since that time.

MICHAEL J. KRUSHENA, CFA -- SENIOR PORTFOLIO MANAGER

     Mr. Krushena is involved in managing fixed income and cash portfolios and trading asset-backed and corporate bonds for institutional, individual and mutual fund accounts.

                        ADDITIONAL INFORMATION ABOUT THE
                     U.S. GOVERNMENT FUND AND THE BOND FUND

     Information about the U.S. Government Fund and the Bond Fund is included in
(i) the Prospectus of the U.S. Government Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005 and May 18, 2005; (ii) the Prospectus of the Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005 and May 18, 2005; (iii) the Statement of Additional Information for the U.S. Government Fund and the Bond Fund dated October 31, 2004, as supplemented on November 22, 2004, January 25, 2005, February 3, 2005, April 15, 2005 and May 18, 2005; (iv) the Annual Report for the U.S. Government Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; (v) the Semi-Annual Report for the U.S. Government Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) dated December 31, 2004; (vi) the Annual Report for the Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; and (vii) the Semi-Annual Report for the Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated December 31, 2004. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the U.S. Government Fund or the Bond

Fund at the telephone number or by writing to the Funds at the address listed for the Funds on the cover page of this Proxy Statement/Prospectus.

     Both the U.S. Government Fund and the Bond Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

                                 OTHER BUSINESS

     The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the U.S. Government Fund on or about July 12, 2005. Only shareholders of record as of the close of business on the Record Date, June 20, 2005, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

PROXY SOLICITATION

     Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of MCM and its affiliates or by proxy soliciting firms retained by MCM. In addition, MCM may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by MCM.

     As the meeting date approaches, a shareholder of the U.S. Government Fund may receive a call from a representative of MCM if the Fund has not yet received its vote. Authorization to permit MCM to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the U.S. Government Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the U.S. Government Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, the MCM representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

     If the shareholder solicited agrees with the information provided to MCM by the U.S. Government Fund, the MCM representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder's instructions on each proposal. The MCM representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/ Prospectus. MCM will record the shareholder's instructions on the card.

     Within 72 hours, MCM will send the shareholder a letter to confirm the shareholder's vote and asking the shareholder to call MCM immediately if the shareholder's instructions are not correctly reflected in the confirmation.

QUORUM

     The holders of thirty-three and one-third percent (33 1/3%) of the shares of the U.S. Government Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the U.S. Government Fund, with all classes voting together and not by class. The vote of a majority of the outstanding voting securities means the vote (i) of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) of more than 50% of the outstanding voting securities of the U.S. Government Fund, whichever is less. Shareholders of the U.S. Government Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

     For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Notwithstanding the foregoing, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposal 1, for which the required vote is a percentage of the outstanding voting securities, and will have no effect on a vote for adjournment.

ADJOURNMENTS

     In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting.

SHARE INFORMATION

     The chart below lists the number of shares of each class of the U.S. Government Fund that were outstanding as of the close of business on the Record
Date:

                       SHARES OUTSTANDING ON RECORD DATE

CLASS       U.S. GOVERNMENT FUND
Class A         1,183,487.202
Class B           556,663.441
Class C           177,994.980
Class K         4,666,210.582
Class Y         2,221,976.099

     On June 20, 2005, to the knowledge of the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Funds:

                                                            TYPE OF    PERCENTAGE
NAME OF FUND                NAME AND ADDRESS OF OWNER      OWNERSHIP     OF FUND
 U.S. GOVERNMENT FUND   Patterson & Co FBO Comerica         Record       41.88%
                        For Various Retirement Plans
                        1525 West WT Harris Blvd.
                        Charlotte, NC 28288-1151
 U.S. GOVERNMENT FUND   Calhoun & Co.                       Record       35.79%
                        c/o Comerica Bank
                        Attn: Mutual Funds Unit MC 3446
                        P.O. Box 75000
                        Detroit, MI 48275-3446
 U.S. GOVERNMENT FUND   MLPF&S FBO                          Record        6.95%
                        The Sole Benefit of its Customers
                        Attn: Fund Administration
                        (97XXX)
                        4800 Deer Lake Dr. E, 2nd Fl.
                        Jacksonville, FL 32246-6484
 BOND FUND              Calhoun & Co.                       Record       44.35%
                        c/o Comerica Bank
                        Attn: Mutual Funds Unit MC 3446
                        P.O. Box 75000
                        Detroit, MI 48275-3446
 BOND FUND              Patterson & Co FBO Comerica         Record       29.74%
                        For Various Retirement Plans
                        1525 West WT Harris Blvd.
                        Charlotte, NC 28288-1151

     As of the Record Date, each of the Trustees and executive officers owned individually, and owned collectively as a group less than 1% of the outstanding shares of the U.S. Government Fund.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. Under this definition, Comerica Bank and its affiliates may be deemed to be controlling persons of the U.S. Government Fund.

     As of June 20, 2005, Comerica Bank, the parent company of MCM, held of record approximately 77.7% and 74.1% of the outstanding shares of the U.S. Government Fund and the Bond Fund, respectively, as agent or trustee for its customers. In addition, as of June 20, 2005, Comerica Bank held on behalf of its customers investment and/or voting power with respect to a majority of the outstanding shares of the U.S. Government Fund. Comerica Bank's economic interest in such shares, which are primarily held for the benefit of its customers, is less than 1%.

     The Trust has been advised by Comerica Bank that Comerica Bank intends to exercise its discretion to vote all shares over which it has voting power in a manner consistent with its fiduciary responsibilities. Comerica Bank has also advised the Trust that it intends to vote all shares over which it has voting power, including as agent or trustee for its customers, in favor of each proposal. If Comerica Bank casts its votes in favor of each proposal, the proposals will be approved by a majority of the outstanding shares of the U.S. Government Fund.

     The votes of the shareholders of the Bond Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Bond Fund will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

     THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE U.S. GOVERNMENT FUND TO THE BOND FUND, THE TERMINATION OF THE U.S. GOVERNMENT FUND AND THE DISTRIBUTION OF SHARES OF THE BOND FUND TO SHAREHOLDERS OF THE U.S. GOVERNMENT FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

                                   EXHIBIT A

                              MUNDER SERIES TRUST

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 17(th) day of May, 2005, by Munder Series Trust, a Delaware statutory trust ("Trust"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Bond Fund ("Acquiring Fund"), a separate series of the Trust, and the Munder U.S. Government Income Fund ("Acquired Fund"), also a separate series of the Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of Class A, Class B, Class C, Class K and Class Y shares of the Acquiring Fund ("Acquiring Fund Shares") corresponding to the classes of outstanding shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares"), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of the Trust, a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Trust also have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2. The property and assets of the Trust attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the

Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     1.3. The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain (after reduction for any available capital loss carryover), if any, for the current taxable year through the Closing Date.

     1.4. Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund's shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph
3.1 ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class K and Class Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares in connection with the Reorganization.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by the Trust's Board of Trustees.

     2.2. The net asset value of each Class A, Class B, Class C, Class K and Class Y Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Trust's Board of Trustees.

     2.3. The number of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a corresponding Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by State Street Bank and Trust Company, in its capacity as sub-administrator for the Trust, and shall be subject to confirmation by the Trust's administrator.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be August 12, 2005, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust.

     3.2. The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund ("Custodian"), to deliver to the Trust at the Closing a certificate of an authorized officer of the Custodian stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and
(ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     3.3. The Trust shall direct PFPC, Inc., in its capacity as transfer agent for the Trust ("Transfer Agent"), to deliver to the Trust at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class K and Class Y shares owned by each such shareholder immediately prior to the Closing. The Secretary of the Trust shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and
(b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing the Trust shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration of Trust, as amended from time to time ("Declaration"), to own all of its Assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the

Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Valuation Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since June 30, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Trust, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

          (m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

          (n) The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (h) Since June 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund's investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (i) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code;

          (k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (l) The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

          (n) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (o) The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5 (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5. The Trust, on behalf of the Acquired Fund, will prepare and file a Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement

     5.6. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.7. The Trust, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Trust, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of the Trust, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

     5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

     6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

     7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

     7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the Trust may, at its option, refuse to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, applicable Delaware law and the 1940

Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The Trust shall have received the opinion of counsel to the Trust addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Trust of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not consummate such transactions contemplated by the Agreement if this condition is not satisfied.

9.   INDEMNIFICATION

     9.1. The Trust, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

     9.2. The Trust, out of the Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10. BROKERAGE FEES AND EXPENSES

     10.1. The Trust, on behalf of the Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2. The expenses relating to the proposed Reorganization will be borne solely by Munder Capital Management and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

     11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued to the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14. HEADINGS; GOVERNING LAW; ASSIGNMENT;
    LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                       MUNDER SERIES TRUST,
                                       ON BEHALF OF ITS

                                       MUNDER U.S. GOVERNMENT INCOME FUND

                                       BY: /s/ STEPHEN J. SHENKENBERG
                                           -------------------------------------

                                       TITLE: Vice President
                                              ----------------------------------

                                       MUNDER SERIES TRUST,
                                       ON BEHALF OF ITS

                                       MUNDER BOND FUND

                                       BY: /s/ PETER K. HOGLUND
                                           -------------------------------------

                                       TITLE: Vice President
                                              ----------------------------------

                                       WITH RESPECT TO SECTION 10.2 OF
                                       THIS AGREEMENT, ACCEPTED AND
                                       ACKNOWLEDGED BY:

                                       MUNDER CAPITAL
                                       MANAGEMENT

                                       BY: /s/ MARY ANN C. SHUMAKER
                                           -------------------------------------

                                       TITLE: Associate General Counsel
                                              ----------------------------------

                                     PART B

                              MUNDER SERIES TRUST

                                MUNDER BOND FUND
------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                 JULY 12, 2005
------------------------------------------------------------------------------

-------------------------------------------------------------------
    Acquisition of the Assets and    By and in Exchange for Shares
    Liabilities of Munder U.S.       of Munder Bond Fund ("Bond
    Government Income Fund ("U.S.    Fund") (a series of MUNDER
    Government Fund") (a series of   SERIES TRUST) 480 Pierce
    MUNDER SERIES TRUST) 480         Street, Birmingham, MI 48009
    Pierce Street, Birmingham, MI
    48009
-------------------------------------------------------------------

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/ Prospectus dated July 12, 2005, relating specifically to the proposed transfer of all of the assets of the U.S. Government Fund to the Bond Fund and the assumption of all the liabilities of the U.S. Government Fund in exchange for shares of the Bond Fund having an aggregate value equal to those of the U.S. Government Fund ("Reorganization"). To obtain a copy of the Proxy Statement/Prospectus, please write to MUNDER SERIES TRUST, 480 Pierce Street, Birmingham, MI 48009 or call (800) 468-6337. The Reorganization will be pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

          (1) The Statement of Additional Information of Munder Series Trust dated October 31, 2004, as supplemented November 22, 2004, January 25, 2005, February 3, 2005, April 15, 2005 and May 18, 2005 (previously filed on EDGAR, Accession No: 0001193125-04-180747); and

          (2) Annual Report to Shareholders of U.S. Government Fund (Class A, Class B, Class C, Class K and Class Y shares) for the fiscal year ended June 30, 2004 (previously filed on EDGAR, Accession No:
          0000950124-04-004180); and

          (3) Semi-Annual Report to Shareholders of U.S. Government Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) for the period ended December 31, 2004 (previously filed on EDGAR, Accession
          No: 0000950124-05-001276); and

          (4) Annual Report to Shareholders of Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) for the year ended June 30, 2004 (previously filed on EDGAR, Accession No: 0000950124-04-004180); and

          (5) Semi-Annual Report to Shareholders of Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) for the period ended December 31, 2004 (previously filed on EDGAR, Accession No: 0000950124-05-001276); and

          (6) Pro forma financial statements of the U.S. Government Fund and the Bond Fund giving effect to the proposed Reorganization described in the Proxy Statement/Prospectus as of December 31, 2004.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are unaudited pro forma financial statements for the combined Bond Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated July 12, 2005, had been consummated as of December 31, 2004. We have estimated these pro forma numbers based on information contained in the Semi-Annual Reports for the period ended December 31, 2004 for each class of shares of each Fund, with certain adjustments to reflect subsequent events that have had an impact on the level of the fees and expenses of the Funds, including:

          (i) the full annual impact of a new fee arrangement with the Funds' transfer agent that became effective October 1, 2004; and

          (ii) the full annual impact of new fee arrangements with the Fund's administrator that became effective June 1, 2004 and August 10, 2004.

     Additional information regarding the performance of the Funds is contained in "Management's Discussion of Fund Performance and Financial Highlights" in the Proxy Statement/Prospectus.

     In each case, the first table presents pro forma Statements of Assets and Liabilities for the combined Bond Fund. The second table presents pro forma Statements of Operations for the combined Bond Fund. The third table presents a pro forma Portfolio of Investments for the combined Bond Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

                              MUNDER SERIES TRUST
                                MUNDER BOND FUND

            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 2004 (UNAUDITED)

                                                     MUNDER                        PRO FORMA
                                     MUNDER      U.S. GOVERNMENT                    COMBINED
                                   BOND FUND       INCOME FUND     ADJUSTMENTS      (NOTE 1)
                                  ------------   ---------------   -----------    ------------
ASSETS
 Investments, at value
   See accompanying schedule:
     Securities*................  $ 53,187,723    $110,889,462      $     --      $164,077,185
     Repurchase agreement.......       821,000       2,447,000            --         3,268,000
                                  ------------    ------------      --------      ------------
 Total Investments..............    54,008,723     113,336,462            --       167,345,185
 Cash...........................           416             689            --             1,105
 Interest receivable............       582,859         667,935            --         1,250,794
 Receivable for Fund shares
   sold.........................           535          97,427            --            97,962
 Prepaid expenses and other
   assets.......................        27,262          36,090            --            63,352
                                  ------------    ------------      --------      ------------
     Total Assets...............    54,619,795     114,138,603            --       168,758,398
                                  ------------    ------------      --------      ------------
LIABILITIES
 Payable for Fund shares
   redeemed.....................       524,912         225,548         2,067(b)        752,527
 Payable upon return of
   securities loaned............     3,601,354      20,843,391            --        24,444,745
 Trustees' fees and expenses
   payable......................        22,823          24,480            --            47,303
 Transfer agency/record keeping
   fees payable.................        16,808          29,095            --            45,903
 Administration fees payable....         8,741          13,714            --            22,455
 Distribution and shareholder
   servicing fees payable --
   Class A, B, and C Shares.....         5,016          15,165            --            20,181
 Shareholder servicing fees
   payable -- Class K Shares....           724           7,961            --             8,685
 Custody fees payable...........         2,732           2,311            --             5,043
 Investment advisory fees
   payable......................           804           1,032            --             1,836
 Accrued expenses and other
   payables.....................        32,284          34,055            --            66,339
                                  ------------    ------------      --------      ------------
     Total Liabilities..........     4,216,198      21,196,752         2,067        25,415,017
                                  ------------    ------------      --------      ------------
 NET ASSETS.....................  $ 50,403,597    $ 92,941,851      $ (2,067)     $143,343,381
                                  ============    ============      ========      ============
 Investments, at cost...........  $ 52,903,976    $109,636,502      $     --      $162,540,478
                                  ============    ============      ========      ============
NET ASSETS CONSIST OF:
 Accumulated distributions in
   excess of net investment
   income.......................  $   (123,293)   $   (369,359)     $     --      $   (492,652)
 Accumulated net realized loss
   on investments sold..........   (13,170,849)       (344,495)           --       (13,515,344)
 Net unrealized appreciation of
   investments..................     1,104,747       3,699,960            --         4,804,707
 Paid-in capital................    62,592,992      89,955,745        (2,067)(b)   152,546,670
                                  ------------    ------------      --------      ------------
                                  $ 50,403,597    $ 92,941,851      $ (2,067)     $143,343,381
                                  ============    ============      ========      ============

                                                     MUNDER                        PRO FORMA
                                     MUNDER      U.S. GOVERNMENT                    COMBINED
                                   BOND FUND       INCOME FUND     ADJUSTMENTS      (NOTE 1)
                                  ------------   ---------------   -----------    ------------
 CLASS A:
   Net assets...................  $  4,019,118    $ 13,299,825      $     --      $ 17,318,943
   Shares outstanding...........       416,897       1,299,990        79,517(a)      1,796,404
   Net asset value and
     redemption price per
     share......................  $       9.64    $      10.23      $     --      $       9.64
   Maximum sales charge.........          4.00%           4.00%                           4.00%
   Maximum offering price per
     share......................  $      10.04    $      10.66      $     --      $      10.04
 CLASS B:
   Net assets...................  $  4,631,715    $  8,449,420      $     --      $ 13,081,135
   Shares outstanding...........       480,515         824,781        51,806(a)      1,357,102
   Net asset value and offering
     price per share**..........  $       9.64    $      10.24      $     --      $       9.64
 CLASS C:
   Net assets...................  $    525,996    $  1,864,032      $     --      $  2,390,028
   Shares outstanding...........        54,292         182,205        10,201(a)        246,698
   Net asset value and offering
     price per share**..........  $       9.69    $      10.23      $     --      $       9.69
 CLASS K:
   Net assets...................  $ 10,714,790    $ 48,080,969                    $ 58,795,759
   Shares outstanding...........     1,110,980       4,694,063       291,521(a)      6,096,564
   Net asset value, offering
     price and redemption price
     per share..................  $       9.64    $      10.24      $     --      $       9.64
 CLASS R:
   Net assets...................  $         --    $      2,067      $ (2,067)(b)  $         --
   Shares outstanding...........            --             202          (202)(b)            --
   Net asset value, offering
     price and redemption price
     per share..................  $         --    $      10.24      $     --      $         --
 CLASS Y:
   Net assets...................  $ 30,511,978    $ 21,245,538      $     --      $ 51,757,516
   Shares outstanding...........     3,162,163       2,074,518       127,320(a)      5,364,001
   Net asset value, offering
     price and redemption price
     per share..................  $       9.65    $      10.24      $     --      $       9.65

------------------------------------

* Including $3,541,174 and $20,603,187 of securities loaned for Munder Bond Fund and Munder U.S. Government Income Fund, respectively.
** Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").
(a) Adjustment to reflect the issuance of Munder Bond Fund shares in exchange for shares of Munder U.S. Government Income Fund in connection with the proposed reorganization.
(b) Adjustment to reflect liquidation of Class R Shares of Munder U.S. Government Income Fund (see Note 3).

                              MUNDER SERIES TRUST
                                MUNDER BOND FUND

                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
             FOR THE PERIOD ENDED DECEMBER 31, 2004(A) (UNAUDITED)

                                           MUNDER         MUNDER                       PRO FORMA
                                            BOND      U.S. GOVERNMENT                   COMBINED
                                          FUND(B)     INCOME FUND(B)    ADJUSTMENTS     (NOTE 1)
                                         ----------   ---------------   -----------    ----------
INVESTMENT INCOME:
 Interest..............................  $2,503,503     $4,885,957       $      --     $7,389,460
 Securities lending....................       6,509          6,810              --         13,319
                                         ----------     ----------       ---------     ----------
     Total Investment Income...........   2,510,012      4,892,767              --      7,402,779
                                         ----------     ----------       ---------     ----------
EXPENSES:
 Distribution and shareholder servicing
   fees:
   Class A Shares......................      10,863         34,062              --         44,925
   Class B Shares......................      51,243         90,895              --        142,138
   Class C Shares......................       5,608         20,617              --         26,225
   Class R Shares......................          --             10             (10)(c)         --
 Shareholder servicing fees:
   Class K Shares......................      28,837        123,277              --        152,114
 Investment advisory fees..............     266,299        476,591              --        742,890
 Administration fees...................      87,876        152,227         (16,865)(d)    223,238
 Transfer agency/record keeping fees...      71,852        108,732         (23,256)(e)    157,328
 Legal and audit fees..................      50,834         52,850         (38,886)(f)     64,798
 Custody fees..........................      31,743         28,216              --         59,959
 Registration and filing fees..........      32,316         33,937         (27,373)(g)     38,880
 Trustees' fees and expenses...........      30,113         30,282         (31,212)(h)     29,183
 Other.................................      36,849         44,825              --         81,674
                                         ----------     ----------       ---------     ----------
     Total Expenses....................     704,433      1,196,521        (137,602)     1,763,352
NET INVESTMENT INCOME..................   1,805,579      3,696,246         137,602      5,639,427
                                         ----------     ----------       ---------     ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain from:
   Security transactions...............     368,413        364,936              --        733,349
   Futures contracts...................          --         16,777              --         16,777
 Net change in unrealized appreciation/
   (depreciation) of securities........     860,372      1,393,094              --      2,253,466
                                         ----------     ----------       ---------     ----------
 Net realized and unrealized gain on
   investments.........................   1,228,785      1,774,807              --      3,003,592
                                         ----------     ----------       ---------     ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.......................  $3,034,364     $5,471,053       $ 137,602     $8,643,019
                                         ==========     ==========       =========     ==========

------------------------------------

(a) Investment income and expenses are based on annualized investment income and expenses for the six-month period ended 12/31/04.
(b) Expenses have been restated to reflect contractual changes in Trustee and transfer agency fees.
(c) Adjustment to reflect liquidation of Class R Shares of Munder U.S. Government Income Fund (see Note 3).
(d) Adjustment to reflect an administration fee synergy resulting from the elimination of the fund minimum fee incurred by Munder Bond Fund.

(e) Adjustment to reflect a transfer agency fee synergy resulting from the elimination of the fund minimum fee incurred by Munder Bond Fund.
(f) Adjustment to reflect an audit fee synergy of having one combined audit instead of two separate audits, and to reflect a legal fee synergy resulting from the merged fund absorbing a smaller percentage of the overall fund family costs.
(g) Adjustment to reflect a synergy of registering one fund, instead of two, with each state.
(h) Adjustment to reflect a Trustee fee synergy resulting from the merged fund absorbing a smaller percentage of the overall fund family costs.

                              MUNDER SERIES TRUST
                                MUNDER BOND FUND

                PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (A)
                         DECEMBER 31, 2004 (UNAUDITED)

                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             ASSET-BACKED SECURITIES -- 4.5%
                                              AUTO LOAN -- 2.0%
$1,200,000     $        --     $ 1,200,000      Chevy Chase Auto Receivables
                                                  Trust, Series 2001-2, Class B,
                                                  5.160% due 03/17/2008.........  $ 1,216,919    $         --     $  1,216,919
   608,353              --         608,353      Navistar Financial Corporation
                                                  Owner Trust, Series 2002-A,
                                                  Class B,
                                                  4.950% due 04/15/2009.........      613,719              --          613,719
 1,079,546              --       1,079,546      WFS Financial 2003-4 Owner
                                                  Trust, Series 2003-4, Class C,
                                                  3.020% due 05/20/2011.........    1,072,500              --        1,072,500
                                                                                  -----------   ---------------   ------------
                                                                                    2,903,138              --        2,903,138
                                                                                  -----------   ---------------   ------------
                                              CREDIT CARD -- 0.7%
 1,000,000              --       1,000,000      Capital One Multi-Asset
                                                  Execution Trust, Series
                                                  2003-C1, Class C1,
                                                  4.953% due 03/15/2011++,
                                                  ***...........................    1,063,630              --        1,063,630
                                                                                  -----------   ---------------   ------------
                                              EQUIPMENT LEASE -- 0.2%
   250,000              --         250,000      CNH Equipment Trust, Series
                                                  2004-A, Class A3B,
                                                  2.940% due 10/15/2008.........      247,540              --          247,540
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             ASSET-BACKED SECURITIES (CONTINUED)
                                              HOME EQUITY LOANS -- 0.9%
$  375,000     $        --     $   375,000      Centex Home Equity Loan Trust,
                                                  Series 2004-D, Class AF2,
                                                  3.350% due 04/25/2023.........  $   372,185    $         --     $    372,185
   960,320              --         960,320      Wachovia Asset Securitization,
                                                  Inc., Series 2003-HE1 Trust,
                                                  Class A1,
                                                  2.708% due 03/25/2033++.......      959,972              --          959,972
                                                                                  -----------   ---------------   ------------
                                                                                    1,332,157              --        1,332,157
                                                                                  -----------   ---------------   ------------
                                              TIME SHARE RECEIVABLES -- 0.7%
   942,789              --         942,789      Marriott Vacation Club Owner
                                                  Trust, Series 2004-2A, Class
                                                  B, 144A,
                                                  4.341% due 10/20/2026**, +....      937,338              --          937,338
                                                                                  -----------   ---------------   ------------
                                             TOTAL ASSET-BACKED SECURITIES
                                              (Cost $6,436,488).................    6,483,803              --        6,483,803
                                                                                  -----------   ---------------   ------------
                                             COLLATERALIZED MORTGAGE OBLIGATIONS
                                              (CMO) -- 0.3%
                                              (Cost $504,687)
                                              FINANCE -- 0.3%
   500,000              --         500,000      Bank of America Mortgage
                                                  Securities, Series 2004-F,
                                                  Class 2A2,
                                                  4.021% due 07/25/2034.........      502,360              --          502,360
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.9%
                                              FINANCE -- 0.9%
$  500,000     $        --     $   500,000      First Union National Bank-Chase,
                                                  Series 1999-C2, Class C,
                                                  1.000% due 06/15/2031.........  $   552,460    $         --     $    552,460
   750,000              --         750,000      GE Capital Commercial Mortgage
                                                  Corporation, Series 2003-C2,
                                                  Class A4,
                                                  5.145% due 07/10/2037.........      774,466              --          774,466
                                                                                  -----------   ---------------   ------------
                                             TOTAL COMMERCIAL MORTGAGE-BACKED
                                              SECURITIES
                                              (Cost $1,312,041).................    1,326,926              --        1,326,926
                                                                                  -----------   ---------------   ------------
                                             CORPORATE BONDS AND NOTES -- 14.3%
                                              ELECTRIC/GAS -- 0.5%
   750,000              --         750,000      AEP Texas Central Company,
                                                  Series D,
                                                  5.500% due 02/15/2013.........      778,915              --          778,915
                                                                                  -----------   ---------------   ------------
                                              FINANCIALS -- 9.0%
   500,000              --         500,000      Block Financial Corporation,
                                                  8.500% due 04/15/2007.........      550,361              --          550,361
   900,000              --         900,000      Citigroup, Inc.,
                                                  6.500% due 01/18/2011.........    1,004,991              --        1,004,991
 1,000,000              --       1,000,000      City National Corporation,
                                                  5.125% due 02/15/2013.........    1,010,015              --        1,010,015
   500,000              --         500,000      Credit Suisse First Boston USA,
                                                  Inc.,
                                                  6.125% due 11/15/2011.........      545,238              --          545,238
   500,000              --         500,000      Deluxe Corporation,
                                                  5.000% due 12/15/2012.........      486,415              --          486,415
 1,100,000              --       1,100,000      Ford Motor Credit Company,
                                                  5.800% due 01/12/2009.........    1,124,356              --        1,124,356

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             CORPORATE BONDS AND NOTES (CONTINUED)
                                              FINANCIALS (CONTINUED)
$  890,000     $        --     $   890,000      Heller Financial, Inc.,
                                                  6.375% due 03/15/2006.........  $   921,139    $         --     $    921,139
   450,000              --         450,000      Household Finance Corporation,
                                                  8.000% due 07/15/2010.........      529,622              --          529,622
   500,000              --         500,000      Independence Community Bank
                                                  Corporation, (becomes variable
                                                  April 2009),
                                                  3.750% due 04/01/2014++.......      481,964              --          481,964
 1,000,000              --       1,000,000      International Lease Finance
                                                  Corporation,
                                                  5.875% due 05/01/2013.........    1,060,758              --        1,060,758
 1,000,000              --       1,000,000      Jackson National Life Global
                                                  Funding, MTN, 144A,
                                                  5.250% due 03/15/2007+........    1,039,549              --        1,039,549
 1,055,000              --       1,055,000      Landesbank Baden-Wurttemberg,
                                                  New York, MTN,
                                                  6.350% due 04/01/2012.........    1,182,794              --        1,182,794
   500,000              --         500,000      Morgan Stanley Group, Inc,
                                                  5.300% due 03/01/2013.........      514,863              --          514,863
   625,000              --         625,000      National Rural Utilities
                                                  Cooperative Finance
                                                  Corporation,
                                                  6.000% due 05/15/2006.........      647,386              --          647,386
   500,000              --         500,000      Ohio Casualty Corporation,
                                                  7.300% due 06/15/2014.........      538,098              --          538,098
   300,000              --         300,000      SLM Corporation, MTN,
                                                  2.220% due 01/25/2007++.......      300,299              --          300,299
   950,000              --         950,000      Sovereign Bank,
                                                  5.125% due 03/15/2013.........      951,060              --          951,060
                                                                                  -----------   ---------------   ------------
                                                                                   12,888,908              --       12,888,908
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             CORPORATE BONDS AND NOTES (CONTINUED)
                                              INDUSTRIAL -- 3.8%
$1,000,000     $        --     $ 1,000,000      American Standard, Inc.,
                                                  7.375% due 02/01/2008.........  $ 1,096,825    $         --     $  1,096,825
   500,000              --         500,000      Archer-Daniels-Midland Company,
                                                  7.000% due 02/01/2031.........      600,036              --          600,036
   570,000              --         570,000      Becton Dickinson & Co,
                                                  6.700% due 08/01/2028.........      653,108              --          653,108
   105,000              --         105,000      Comcast Cable Communications
                                                  Holdings, Inc.,
                                                  8.375% due 03/15/2013.........      129,475              --          129,475
   500,000              --         500,000      Lubrizol Corporation,
                                                  5.500% due 10/01/2014.........      502,946              --          502,946
 1,000,000              --       1,000,000      S.C. Johnson & Son, Inc., Series
                                                  144A,
                                                  5.750% due 02/15/2033+........    1,009,703              --        1,009,703
   300,000              --         300,000      Sprint Capital Corporation,
                                                  7.625% due 01/30/2011.........      348,312              --          348,312
 1,000,000              --       1,000,000      Verizon New England, Inc.,
                                                  6.500% due 09/15/2011.........    1,100,046              --        1,100,046
                                                                                  -----------   ---------------   ------------
                                                                                    5,440,451              --        5,440,451
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             CORPORATE BONDS AND NOTES (CONTINUED)
                                              REAL ESTATE -- 1.0%
$  500,000     $        --     $   500,000      EOP Operating Limited
                                                  Partnership,
                                                  7.875% due 07/15/2031.........  $   606,071    $         --     $    606,071
   800,000              --         800,000      Weingarten Realty Investments,
                                                  REIT, MTN,
                                                  4.857% due 01/15/2014.........      792,229              --          792,229
                                                                                  -----------   ---------------   ------------
                                                                                    1,398,300              --        1,398,300
                                                                                  -----------   ---------------   ------------
                                             TOTAL CORPORATE BONDS AND NOTES
                                              (Cost $19,975,593)................   20,506,574              --       20,506,574
                                                                                  -----------   ---------------   ------------
                                             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
                                              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.4%
                                                FHLMC:
        --       2,500,000       2,500,000        4.125% due 02/24/2011.........           --       2,461,465        2,461,465
   400,000              --         400,000        4.500% due 07/15/2013.........      401,690              --          401,690
   740,000              --         740,000        5.125% due 11/07/2013.........      742,960              --          742,960
        --       2,000,000       2,000,000        5.500% due 09/15/2011.........           --       2,148,736        2,148,736
   500,000              --         500,000        6.250% due 03/05/2012.........      522,764              --          522,764
                                                                                  -----------   ---------------   ------------
                                                                                    1,667,414       4,610,201        6,277,615
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
                                              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 5.5%
                                                FNMA:
$       --     $ 2,000,000     $ 2,000,000        2.375% due 02/15/2007***......  $        --    $  1,962,994     $  1,962,994
    95,000       3,500,000       3,595,000        4.375% due 03/15/2013.........       94,740       3,490,424        3,585,164
        --       2,000,000       2,000,000        4.625% due 10/15/2013***......           --       2,018,620        2,018,620
   200,000              --         200,000        6.000% due 05/15/2011.........      220,039              --          220,039
   150,000              --         150,000        6.125% due 03/15/2012.........      166,659              --          166,659
                                                                                  -----------   ---------------   ------------
                                                                                      481,438       7,472,038        7,953,476
                                                                                  -----------   ---------------   ------------
                                             TOTAL U.S. GOVERNMENT AGENCY
                                              OBLIGATIONS
                                              (Cost $14,051,048)................    2,148,852      12,082,239       14,231,091
                                                                                  -----------   ---------------   ------------
                                             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 42.2%
                                              COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 32.3%
                                                FHLMC:
        --       1,929,304       1,929,304        Series 1531, Class M, 6.000%
                                                  due 06/15/2008................           --       1,968,197        1,968,197
        --       1,500,000       1,500,000        Series 1603, Class J, 6.500%
                                                  due 07/15/2023................           --       1,552,660        1,552,660
        --       1,513,459       1,513,459        Series 1610, Class PM, 6.250%
                                                    due 04/15/2022..............           --       1,526,874        1,526,874
        --       5,000,000       5,000,000        Series 1638, Class H, 6.500%
                                                    due 12/15/2023..............           --       5,340,668        5,340,668
        --           5,127           5,127        Series 1848, Class PE, 7.000%
                                                    due 09/15/2025..............           --           5,121            5,121
        --       4,156,000       4,156,000        Series 1866, Class E, 7.000%
                                                    due 01/15/2026..............           --       4,247,921        4,247,921
   196,077              --         196,077        Series 2132, Class PD, 6.000%
                                                    due 11/15/2027..............      199,807              --          199,807
   167,442              --         167,442        Series 2351 Class DF, 6.500%
                                                    due 01/15/2010..............      171,306              --          171,306
        --       3,410,000       3,410,000        Series 2544, Class QC, 5.000%
                                                    due 12/15/2017..............           --       3,463,447        3,463,447
        --       1,400,000       1,400,000        Series 2751, Class NY, 5.000%
                                                    due 09/15/2024..............           --       1,436,674        1,436,674
   600,000              --         600,000        Series 2780, Class LC, 5.000%
                                                    due 07/15/2027..............      612,302              --          612,302
$  300,000     $ 1,000,000     $ 1,300,000        Series 2802, Class NC, 5.000%
                                                    due 05/15/2028..............  $   307,006    $  1,023,352     $  1,330,358

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                                              COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) (CONTINUED)
$       --     $   473,787     $   473,787        Series 43, Class D, 10.000%
                                                    due 06/15/2020..............  $        --    $    473,939     $    473,939
        --       1,932,322       1,932,322        Series T-7, Class A6, 7.030%
                                                    due 08/25/2028..............           --       1,959,083        1,959,083
                                                FNMA:
        --         638,198         638,198        Series 1990-5, Class J, 8.200%
                                                    due 01/25/2020..............           --         638,198          638,198
        --       7,921,220       7,921,220        Series 1993-203, Class PL,
                                                    6.500% due 10/25/2023.......           --       7,921,220        7,921,220
        --       2,797,609       2,797,609        Series 1993-226, Class PN,
                                                    9.000% due 05/25/2022.......           --       2,797,609        2,797,609
        --       1,732,154       1,732,154        Series 1994-60, Class PJ,
                                                    7.000% due 04/25/2024.......           --       1,732,154        1,732,154
        --       7,787,688       7,787,688        Series 1996-28, Class PJ,
                                                    6.500% due 12/25/2024.......           --       7,787,688        7,787,688
        --          79,938          79,938        Series 1997-13, Class QE,
                                                    6.500% due 04/18/2026.......           --          79,938           79,938
        --       1,025,303       1,025,303        Series 2004-101, Class PB,
                                                    5.000% due 02/25/2024.......           --       1,025,303        1,025,303
                                                                                  -----------   ---------------   ------------
                                                                                    1,290,421      44,980,046       46,270,467
                                                                                  -----------   ---------------   ------------
                                              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.3%
                                                FHLMC:
   500,000              --         500,000        Series T-45, Class A-5, 4.780%
                                                    due 10/27/2031..............      506,067              --          506,067
 1,395,051              --       1,395,051        Pool #C01501, Gold, 5.500% due
                                                    03/01/2033..................    1,418,510              --        1,418,510
        --         466,426         466,426        Pool #E00160, Gold, 7.000% due
                                                    11/01/2007..................           --         485,692          485,692
    61,636              --          61,636        Pool #E62394, Gold, 7.500% due
                                                    09/01/2010..................       63,438              --           63,438
   389,938              --         389,938        Pool #C30261, 7.500% due
                                                    08/01/2029..................      418,108              --          418,108
        --         213,765         213,765        Pool #A01048, Gold, 8.500% due
                                                    02/01/2020..................           --         236,118          236,118
        --         161,429         161,429        Pool #G00479, Gold, 9.000% due
                                                    04/01/2025..................           --         179,803          179,803
                                                                                  -----------   ---------------   ------------
                                                                                    2,406,123         901,613        3,307,736
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                                              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.3%
                                                FNMA:
$       --     $ 1,933,100     $ 1,933,100        Pool #386314, 3.790% due
                                                    07/01/2013..................  $        --    $  1,848,793     $  1,848,793
 1,010,079       1,442,170       2,452,249        Pool #725495, 4.868% due
                                                    02/01/2034..................    1,020,561       1,457,136        2,477,697
 1,432,128              --       1,432,128        Pool #757571, 5.500% due
                                                    01/01/2034..................    1,455,158              --        1,455,158
   904,673              --         904,673        Pool #767413, 5.500% due
                                                    01/01/2034..................      918,972              --          918,972
   871,569              --         871,569        Pool #788520, 5.500% due
                                                    07/01/2034..................      885,346              --          885,346
   861,959              --         861,959        Pool #779137, 6.000% due
                                                    06/01/2034..................      891,745              --          891,745
   746,828              --         746,828        Pool #788908, 6.000% due
                                                    08/01/2034..................      772,636              --          772,636
        --          66,797          66,797        Pool #336457, 10.500% due
                                                    11/01/2020..................           --          74,479           74,479
   192,561         128,982         321,543        Pool #303105, 11.000% due
                                                    11/01/2020..................      216,355         144,920          361,275
        --           1,034           1,034        Pool #058255, 11.500% due
                                                    11/01/2010..................           --           1,114            1,114
        --          18,680          18,680        Pool #081585, 11.500% due
                                                    07/01/2012..................           --          20,667           20,667
        --          11,738          11,738        Pool #040305, 11.500% due
                                                    02/01/2014..................           --          13,058           13,058
        --          39,791          39,791        Pool #210448, 11.500% due
                                                    11/01/2015..................           --          44,263           44,263
   435,157         266,076         701,233        Pool #100081, 11.500% due
                                                    08/20/2016..................      490,486         299,907          790,393
                                                                                  -----------   ---------------   ------------
                                                                                    6,651,259       3,904,337       10,555,596
                                                                                  -----------   ---------------   ------------
                                              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.3%
$  215,724     $        --     $   215,724        Pool #627907, 5.000% due
                                                    02/15/2034..................  $   215,989    $         --     $    215,989
   154,273              --         154,273        Pool #780584, 7.000% due
                                                    06/15/2027..................      164,571              --          164,571
                                                                                  -----------   ---------------   ------------
                                                                                      380,560              --          380,560
                                                                                  -----------   ---------------   ------------
                                             TOTAL U.S. GOVERNMENT
                                              MORTGAGE-BACKED OBLIGATIONS
                                              (Cost $58,092,934)................   10,728,363      49,785,996       60,514,359
                                                                                  -----------   ---------------   ------------

                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             U.S. TREASURY OBLIGATIONS -- 21.7%
                                              U.S. TREASURY BONDS -- 18.5%
$  335,000     $        --     $   335,000        5.375% due 02/15/2031***......  $   362,245    $         --     $    362,245
   345,000       3,650,000       3,995,000        6.250% due 05/15/2030***......      412,477       4,363,889        4,776,366
        --       4,000,000       4,000,000        6.500% due 11/15/2026***......           --       4,859,532        4,859,532
   375,000       5,000,000       5,375,000        7.500% due 11/15/2016***......      479,224       6,389,650        6,868,874
        --       5,000,000       5,000,000        8.000% due 11/15/2021***......           --       6,863,475        6,863,475
        --       2,000,000       2,000,000        8.125% due 08/15/2019***......           --       2,729,844        2,729,844
                                                                                  -----------   ---------------   ------------
                                                                                    1,253,946      25,206,390       26,460,336
                                                                                  -----------   ---------------   ------------
                                              U.S. TREASURY NOTES -- 3.2%
        --       2,000,000       2,000,000        1.875% due 01/31/2006***......           --       1,980,782        1,980,782
        --       1,000,000       1,000,000        2.500% due 10/31/2006.........           --         990,664          990,664
 1,000,000              --       1,000,000        4.250% due 08/15/2014***......    1,002,227              --        1,002,227
   600,000              --         600,000        4.250% due 11/15/2014***......      601,570              --          601,570
                                                                                  -----------   ---------------   ------------
                                                                                    1,603,797       2,971,446        4,575,243
                                                                                  -----------   ---------------   ------------
                                             TOTAL U.S. TREASURY OBLIGATIONS
                                              (Cost $2,832,585).................    2,857,743      28,177,836       31,035,579
                                                                                  -----------   ---------------   ------------
                                             YANKEE SECURITIES -- 3.5%
                                              FINANCIALS -- 1.8%
   790,000              --         790,000      Axa,
                                                  8.600% due 12/15/2030.........    1,037,530              --        1,037,530
 1,250,000              --       1,250,000      Inter-American Development Bank,
                                                  MTN,
                                                  6.750% due 07/15/2027.........    1,493,219              --        1,493,219
                                                                                  -----------   ---------------   ------------
                                                                                    2,530,749              --        2,530,749
                                                                                  -----------   ---------------   ------------
                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
             PRINCIPAL AMOUNT                                                                        VALUE
------------------------------------------                                        --------------------------------------------
                                             YANKEE SECURITIES (CONTINUED)
                                              GOVERNMENT -- 0.5%
$  750,000     $        --     $   750,000      United Mexican States, MTN,
                                                  6.375% due 01/16/2013.........  $   798,750    $         --     $    798,750
                                                                                  -----------   ---------------   ------------
                                              INDUSTRIAL -- 1.2%
   500,000              --         500,000      British Telecommunications PLC,
                                                  8.375% due 12/15/2010.........      600,429              --          600,429
   500,000              --         500,000      France Telecom, SA,
                                                  8.500% due 03/01/2011.........      596,452              --          596,452
   500,000              --         500,000      Telecom Italia Capital, MTN,
                                                  5.250% due 11/15/2013.........      505,368              --          505,368
                                                                                  -----------   ---------------   ------------
                                                                                    1,702,249              --        1,702,249
                                                                                  -----------   ---------------   ------------
                                             TOTAL YANKEE SECURITIES
                                              (Cost $4,667,711).................    5,031,748              --        5,031,748
                                                                                  -----------   ---------------   ------------
                                             REPURCHASE AGREEMENTS -- 2.3%
   821,000              --         821,000      Agreement with State Street Bank
                                                  and Trust Company, 1.500%
                                                  dated 12/31/2004, to be
                                                  repurchased at $821,103 on
                                                  01/03/2005, collateralized by
                                                  $845,000 FNMA,
                                                  2.313% maturing 02/23/2005
                                                  (value $842,069)..............      821,000              --          821,000
        --       2,447,000       2,447,000      Agreement with State Street Bank
                                                  and Trust Company,
                                                  1.500% dated 12/31/2004, to be
                                                  repurchased at $2,447,306 on
                                                  01/03/2005, collateralized by
                                                  $2,510,000 FHLB,
                                                  2.277%# maturing 03/08/2005
                                                  (value $2,498,943)............           --       2,447,000        2,447,000
                                                                                  -----------   ---------------   ------------
                                             TOTAL REPURCHASE AGREEMENTS
                                              (Cost $3,268,000).................      821,000       2,447,000        3,268,000
                                                                                  -----------   ---------------   ------------
                                              See Notes to Financial Statements

                                                     MUNDER SERIES TRUST
                                                 MUNDER BOND FUND (CONTINUED)
                                   PRO                                                                                PRO
  MUNDER         MUNDER           FORMA                                             MUNDER          MUNDER           FORMA
   BOND      U.S. GOVERNMENT    COMBINED                                             BOND       U.S. GOVERNMENT     COMBINED
   FUND        INCOME FUND      (NOTE 1)                                             FUND         INCOME FUND       (NOTE 1)
----------   ---------------   -----------                                        -----------   ---------------   ------------
                  SHARES                                                                             VALUE
------------------------------------------                                        --------------------------------------------
                                             COLLATERAL FOR SECURITIES ON
                                              LOAN -- 17.1%
                                              (Cost $24,444,745)
 3,601,354      20,843,391      24,444,745        State Street Navigator
                                                    Securities Lending
                                                    Trust -- Prime Portfolio*...  $ 3,601,354    $ 20,843,391     $ 24,444,745
                                                                                  -----------   ---------------   ------------
                                             TOTAL INVESTMENTS -- 116.7%
                                              (Cost $162,540,478)...............   54,008,723     113,336,462      167,345,185
                                             OTHER ASSETS LESS LIABILITIES
                                              (NET) -- (16.7)%..................   (3,605,126)    (20,394,611)     (24,001,804)(b)
                                                                                  -----------   ---------------   ------------
                                             NET ASSETS -- 100%.................  $50,403,597    $ 92,941,851     $143,343,381(b)
                                                                                  ===========   ===============   ============

------------------------------------

* As of December 31, 2004, the market value of the securities on loan is $24,144,361.

** Fair valued security. As of December 31, 2004, these securities represent $937,338, 0.7% of net assets.

*** Security, or a portion there of, is on loan.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

++ Variable rate security. The interest rate shown reflects the rate currently in effect.

#   Rate represents annualized yield at date of purchase.

(a) Holdings listed are as of December 31, 2004. Changes have occurred in the security positions of each fund subsequent to December 31, 2004 as a result of normal trading practices. No holdings of the Munder U.S. Government Income Fund are expected to require liquidation in the merged environment due to prospectus or other limitations.

(b) Adjusted to reflect liquidation of Class R Shares of Munder U.S. Government Income Fund (see Note 3).

ABBREVIATIONS:
MTN  -- Medium Term Note
REIT -- Real Estate Investment Trust
FHLB -- Federal Home Loan Bank

                              MUNDER SERIES TRUST
                                MUNDER BOND FUND

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION -

     The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of Munder Bond Fund and Munder U.S. Government Income Fund (the "Funds") at and for the period ended December 31, 2004. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at December 31, 2004.

     The pro forma statements give effect to the proposed transfer of assets and assumption of liabilities of Munder U.S. Government Income Fund in exchange for shares of Munder Bond Fund. In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods for Munder Bond Fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization as these expenses will be paid by the Advisor, Munder Capital Management.

     The Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the Statement of Additional Information. Investment income and expenses included in the Pro Forma Combining Statement of Operations have been annualized.

2.  PORTFOLIO VALUATION -

     Portfolio securities of both Munder Bond Fund and Munder U.S. Government Income Fund are stated at market value.

3.  CAPITAL SHARES -

     The pro forma net asset value per share assumes the issuance of shares of Munder Bond Fund which would have been issued at December 31, 2004 in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of each class of shares of Munder U.S. Government Income Fund as of December 31, 2004 divided by the net asset value per share of the corresponding class of shares of Munder Bond Fund as of December 31, 2004. The pro forma total number of shares outstanding of 14,860,769 consists of 9,635,922 additional shares assumed issued in the reorganization plus 5,224,847 shares of Munder Bond Fund outstanding at December 31, 2004. Munder Capital Management, the sole shareholder of the Munder U.S. Government Income Class R Shares, will liquidate the Class R position prior to commencement of the merger with and into Munder Bond Fund. As such, the pro forma statements are presented under the assumption that Class R Shares of the Munder U.S. Government Income Fund were liquidated for the entire period presented.

                               PORTFOLIO MANAGERS

     Peter Root and Michael Krushena are co-portfolio managers of the Fund. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2004:

                      REGISTERED                    POOLED                                                 TOTAL
                      INVESTMENT      ASSETS      INVESTMENT      ASSETS                    ASSETS         ASSETS
PORTFOLIO              COMPANY       MANAGED       VEHICLE       MANAGED       OTHER       MANAGED        MANAGED*
MANAGER                ACCOUNTS    ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)   ACCOUNTS   ($ MILLIONS)   ($ MILLIONS)
---------             ----------   ------------   ----------   ------------   --------   ------------   ------------
Peter Root                4            $581            17          $955           25         $439          $1,975
Michael Krushena          2            $ 66            12          $100           40         $877          $1,043

------------------------------------
* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

     PORTFOLIO MANAGER CONFLICTS OF INTEREST. As indicated in the table above, MCM portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). MCM portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of a particular account. Although MCM does not track the time a portfolio manager spends on a single account, MCM does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MCM seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, MCM may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

     Conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. Because a portfolio manager's compensation is affected by revenues earned by MCM, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

     In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. MCM may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

     MCM has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, MCM monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with MCM's Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940. Furthermore, senior personnel of MCM periodically review the performance of all portfolio managers.

     PORTFOLIO MANAGER COMPENSATION. The compensation package for portfolio managers of MCM consists of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests. MCM also provides a competitive benefits package, including health and welfare benefits and retirement in the form of a 401(k) plan.

     MCM offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

     Portfolio managers are eligible to earn a performance bonus based on profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. Target bonuses for portfolio managers typically range from 50 to 100% of base salary. Actual bonuses, however, are completely discretionary and can be as low as 0% and range as high as 200% or more of salary. Bonuses are based on a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to the account's benchmark index for the most recent one-year and three-year periods. The applicable benchmarks consist of one or more of the following: Lehman Brothers Aggregate Bond Index, Lehman Brothers Credit Index, Lehman Brothers Intermediate Government/Credit Index, and Lehman Brothers Government Bond Index.

     Portfolio managers are also eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. Option shares typically vest ratably over a three- to five-year period. MCM's Option Plan provides incentive to retain key personnel and serves to align portfolio managers' interests with those of MCM directly, and, indirectly, the accounts managed by MCM.

     PORTFOLIO MANAGER FUND OWNERSHIP. The dollar range of equity securities beneficially owned by the portfolio managers in the Bond Fund as of December 31, 2004 is as follows:

                                                 DOLLAR RANGE OF EQUITY
                                              SECURITIES BENEFICIALLY OWNED
                                              -----------------------------
Peter Root                                          $50,001-$100,000
Michael Krushena                                    $10,001-$ 50,000

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies regarding disclosure of the Munder Funds' portfolio holdings information. These policies generally prohibit MCM and the Munder Funds from disclosing any information concerning the Munder Funds' portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

     The Funds publicly disclose a complete uncertified list of their respective portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. The Funds may also publicly disclose other information relating to their respective portfolio characteristics as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include a Fund's top ten holdings, sector information and other portfolio characteristic data. The Funds may choose to publish their portfolio holdings and other information less frequently or not at all, except to the extent required to be disclosed by applicable law. The Funds currently make their respective portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

     Prior to the time that the Funds' portfolio holdings information is publicly disclosed, MCM and/or the Funds may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

          Service providers. MCM and/or the Funds may disclose portfolio holdings information to the Funds' primary service providers (i.e., the Funds' adviser, custodian, distributor, fund accountant, administrator, sub-administrator, independent public accountants, and external legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) who need access to such information to perform services for the benefit of the Funds. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities, which may be immediate with no lag time. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Funds' current primary service providers are MCM, State Street Bank and Trust, Funds Distributor, Inc., PFPC Inc., Ernst &Young

          LLP, Dechert LLP, and Morgan Lewis & Bockius LLP. Other service providers who routinely receive portfolio holdings information from the Funds include Institutional Shareholder Services, FT Interactive, Reuters, Thomsen Financial/ILX, R.R. Donnelley, Bowne & Co., as well as various broker-dealers with whom MCM places trades for the Funds or who provide pricing information.

          Comerica Bank and Affiliates. MCM may disclose portfolio holdings information to Comerica Bank (which is the majority owner of MCM) and its affiliates. MCM will disclose portfolio holdings information to Comerica Bank prior to public disclosure only if MCM believes there is no reasonable potential for abuse by such disclosure and (1) such disclosure is related to the corporate oversight of MCM by authorized Comerica employees or agents such as senior officers, auditors (both internal and external) and attorneys, or (2) such disclosure is required to comply with legal or regulatory reporting requirements.

          Other. MCM or the Funds may disclose portfolio holdings information to other individuals or entities but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM's Legal Department; (2) the President or a Vice President of the Munder Funds and MCM's Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the Funds, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds' investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Funds' portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM's Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, the Munder Funds' principal underwriter, or any affiliated person of the Munder Funds, MCM or the Munder Funds' principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

          The types of individuals or entities to whom MCM or the Funds might disclose portfolio holdings information prior to public disclosure pursuant to the preceding paragraph could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM and/or the Funds may disclose portfolio holdings to other types of third parties in compliance with the preceding paragraph.

          The terms of the confidentiality agreement generally provide for, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

     Portfolio managers, analysts and other senior officers or spokespersons of MCM or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

     The Board or MCM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds' policies. The policies may not be waived, nor may exceptions be made without the approval of MCM's Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.